UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23377

 NAME OF REGISTRANT:                     Tidal ETF Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 234 West Florida Street, Suite 203
                                         Milwaukee, Wisconsin 53204

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Eric W. Falkeis
                                         Tidal ETF Trust
                                         234 West Florida Street, Suite 203
                                         Milwaukee, Wisconsin 53204

 REGISTRANT'S TELEPHONE NUMBER:          844-986-7700

 DATE OF FISCAL YEAR END:                04/30

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


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Robinson Alternative Yield Pre-Merger SPAC ETF
--------------------------------------------------------------------------------------------------------------------------
 10X CAPITAL VENTURE ACQUISITION CORP III                                                    Agenda Number:  935749905
--------------------------------------------------------------------------------------------------------------------------
        Security:  G87077106
    Meeting Type:  Special
    Meeting Date:  28-Dec-2022
          Ticker:  VCXB
            ISIN:  KYG870771063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Proposal - As a special                     Mgmt          For                            For
       resolution, to amend and restate the
       Company's Amended and Restated Memorandum
       and Articles of Association (the "Charter")
       pursuant to an amended and restated Charter
       in the form set forth in Annex A of the
       accompanying proxy statement.

2.     The Adjournment Proposal - As an ordinary                 Mgmt          For                            For
       resolution, to approve the adjournment of
       the Extraordinary General Meeting to a
       later date or dates, if necessary or
       convenient, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of the
       Extension Proposal (the "Adjournment
       Proposal"), which will only be presented at
       the Extraordinary General Meeting.




--------------------------------------------------------------------------------------------------------------------------
 ACCRETION ACQUISITION CORP.                                                                 Agenda Number:  935800931
--------------------------------------------------------------------------------------------------------------------------
        Security:  00438Y107
    Meeting Type:  Special
    Meeting Date:  14-Apr-2023
          Ticker:  ENER
            ISIN:  US00438Y1073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     EXTENSION AMENDMENT PROPOSAL - To amend the               Mgmt          For                            For
       Company's amended & restated certificate of
       incorporation to extend the date (the
       Termination Date) by which Company has to
       consummate a Business Combination (as
       defined below) from April 25, 2023
       ("Original Termination Date") to July 25,
       2023 ("Charter Extension Date") & to allow
       Company, without another stockholder vote,
       to elect to extend Termination Date to
       consummate a Business Combination on a
       monthly basis up to 5 times by an
       additional 1 month each time after Charter
       Extension Date, by resolution of Company's
       board.

2.     ADJOURNMENT PROPOSAL - To adjourn the                     Mgmt          For                            For
       Special Meeting to a later date or dates,
       if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       Special Meeting, there are insufficient
       shares of common stock, par value $0.001
       per share in the capital of the Company
       represented (either in person or by proxy)
       to constitute a quorum necessary to conduct
       business at the Special Meeting or at the
       time of the Special Meeting to approve the
       Extension Amendment Proposal.




--------------------------------------------------------------------------------------------------------------------------
 ACROPOLIS INFR ACQUISITION CORP.                                                            Agenda Number:  935892073
--------------------------------------------------------------------------------------------------------------------------
        Security:  005029103
    Meeting Type:  Special
    Meeting Date:  23-Jun-2023
          Ticker:  ACRO
            ISIN:  US0050291030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Amendment Proposal - to amend               Mgmt          For                            For
       the Company's amended and restated
       certificate of incorporation (the
       "Certificate of Incorporation"), in the
       form set forth in Annex A to the
       accompanying Proxy Statement, to extend the
       date by which the Company must either (a)
       consummate a merger, consolidation, capital
       stock exchange, asset acquisition, stock
       purchase, reorganization or similar
       business combination with one or more
       businesses or entities (an "initial
       business ...(due to space limits, see proxy
       material for full proposal).

2.     The Early Liquidation Amendment Proposal -                Mgmt          For                            For
       to amend the Certificate of Incorporation,
       in the form set forth in Annex B to the
       accompanying Proxy Statement, to permit the
       Company's board of directors, in its sole
       and absolute discretion, to cease all
       operations of the Company except for the
       purpose of winding up and, subject to and
       in accordance with the Certificate of
       Incorporation, redeem all public shares
       prior to the Extended Date.

3.     The Redemption Limitation Amendment                       Mgmt          For                            For
       Proposal - to amend the Certificate of
       Incorporation, in the form set forth in
       Annex C to the accompanying Proxy
       Statement, to eliminate from the
       Certificate of Incorporation the limitation
       that the Company shall not redeem or
       repurchase public shares to the extent that
       such redemption would cause the Company's
       net tangible assets to be less than
       $5,000,001 (the "Redemption Limitation").
       The Redemption Limitation Amendment would
       allow the Company to ...(due to space
       limits, see proxy material for full
       proposal).

4.     The Adjournment Proposal - to adjourn the                 Mgmt          For                            For
       Special Meeting to a later date or dates or
       indefinitely, if necessary or convenient,
       to permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or otherwise in
       connection with, the approval of any of the
       foregoing proposals.




--------------------------------------------------------------------------------------------------------------------------
 AETHERIUM ACQUISITION CORP                                                                  Agenda Number:  935777461
--------------------------------------------------------------------------------------------------------------------------
        Security:  00809J101
    Meeting Type:  Special
    Meeting Date:  23-Mar-2023
          Ticker:  GMFI
            ISIN:  US00809J1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     EXTENSION AMENDMENT - APPROVAL OF AN                      Mgmt          For                            For
       AMENDMENT TO THE COMPANY'S AMENDED AND
       RESTATED CERTIFICATE OF INCORPORATION TO
       EXTEND THE DATE BY WHICH THE COMPANY MUST
       CONSUMMATE A BUSINESS COMBINATION FROM
       APRIL 3, 2023, TO APRIL 3, 2024 AS
       SPECIFICALLY PROVIDED IN THE PROXY, OR SUCH
       EARLIER DATE AS DETERMINED BY THE BOARD OF
       DIRECTORS, WHICH WE REFER TO AS THE
       "EXTENSION AMENDMENT PROPOSAL.".

2.     TRUST AMENDMENT - APPROVAL OF AN AMENDMENT                Mgmt          For                            For
       TO THE COMPANY'S INVESTMENT MANAGEMENT
       TRUST AGREEMENT WITH CONTINENTAL STOCK
       TRANSFER & TRUST COMPANY TO PROVIDE THAT
       THE TIME FOR THE COMPANY TO COMPLETE ITS
       INITIAL BUSINESS COMBINATION BE EXTENDED
       FROM APRIL 3, 2023 TO APRIL 3, 2024, OR
       SUCH EARLIER DATE AS DETERMINED BY THE
       BOARD, PROVIDED THAT THE COMPANY DEPOSITS
       INTO THE TRUST ACCOUNT THE LESSER OF (A)
       $0.055 PER NON-REDEEMING PUBLIC SHARE AND
       (B) $150,000 FOR EACH MONTHLY EXTENSION.

3.     ADJOURNMENT - APPROVAL TO DIRECT THE                      Mgmt          For                            For
       CHAIRMAN OF THE SPECIAL MEETING TO ADJOURN
       THE SPECIAL MEETING TO A LATER DATE OR
       DATES, IF NECESSARY, TO PERMIT FURTHER
       SOLICITATION AND VOTE OF PROXIES IF, BASED
       UPON THE TABULATED VOTE AT THE TIME OF THE
       MEETING, THERE ARE NOT SUFFICIENT VOTES TO
       APPROVE PROPOSAL 1 AND PROPOSAL 2.




--------------------------------------------------------------------------------------------------------------------------
 AF ACQUISITION CORP.                                                                        Agenda Number:  935746163
--------------------------------------------------------------------------------------------------------------------------
        Security:  001040104
    Meeting Type:  Special
    Meeting Date:  19-Dec-2022
          Ticker:  AFAQ
            ISIN:  US0010401042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Charter Amendment Proposal: A proposal to                 Mgmt          For                            For
       amend the Company's amended and restated
       certificate of incorporation to extend the
       date by which the Company would be required
       to consummate a Business Combination from
       March 23, 2023 to August 23, 2023.

2.     Liquidation Amendment Proposal: A proposal                Mgmt          For                            For
       to amend the Company's amended and restated
       certificate of incorporation to permit the
       Board, in its sole discretion, to elect to
       wind up our operations on an earlier date
       than August 23, 2023 (including prior to
       March 23, 2023).

3.     Trust Amendment Proposal: A proposal to                   Mgmt          For                            For
       amend the Company's investment management
       trust agreement, dated as of March 18,
       2021, by and between the Company and
       Continental Stock Transfer & Trust Company.
       to extend the date by which the Company
       would be required to consummate a business
       combination from March 23, 2023 to August
       23, 2023, or such earlier date as
       determined by the Board, in its sole
       discretion.

4.     Auditor Ratification Proposal: Ratification               Mgmt          For                            For
       of the selection of Marcum LLP by the audit
       committee of the Company's board of
       directors to serve as the Company's
       independent registered public accounting
       firm for the year ending December 31, 2022.

5.     Adjournment Proposal: Adjourn the Meeting                 Mgmt          For                            For
       to a later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or otherwise in
       connection with, the approval of Proposal
       1, Proposal 2, Proposal 3 or Proposal 4.




--------------------------------------------------------------------------------------------------------------------------
 ALSET CAPITAL ACQUISITION CORP.                                                             Agenda Number:  935834780
--------------------------------------------------------------------------------------------------------------------------
        Security:  02115M109
    Meeting Type:  Special
    Meeting Date:  01-May-2023
          Ticker:  ACAX
            ISIN:  US02115M1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve an amendment to the Company's                  Mgmt          For                            For
       Certificate of Incorporation to extend the
       date by which the Company has to consummate
       a business combination on a month-to-month
       basis up to six (6) times, and each such
       extension for an additional one (1) month
       period, from May 3, 2023 until November 3,
       2023.

2.     To approve an amendment to the Company's                  Mgmt          For                            For
       Investment Management Trust Agreement dated
       as of January 31, 2022, to allow the
       Company to extend the termination date from
       May 3, 2023, up to six (6) times, each such
       extension for an additional one (1) month
       period until November 3, 2023.

3.     To approve an amendment to the Company's                  Mgmt          For                            For
       amended and restated Certificate of
       Incorporation to expand the methods that
       the Company may employ to not become
       subject to the "penny stock" rules of the
       Securities and Exchange Commission.

4.     To direct the Chairperson of the special                  Mgmt          For                            For
       meeting to adjourn the special meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the meeting, there are not
       sufficient votes to approve proposal 1.




--------------------------------------------------------------------------------------------------------------------------
 ALTITUDE ACQUISITION CORP.                                                                  Agenda Number:  935798491
--------------------------------------------------------------------------------------------------------------------------
        Security:  02156Y103
    Meeting Type:  Annual
    Meeting Date:  07-Apr-2023
          Ticker:  ALTU
            ISIN:  US02156Y1038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To amend (the "Extension Amendment") the                  Mgmt          For                            For
       Company's Amended and Restated Certificate
       of Incorporation, as amended (our
       "charter") to extend the date by which the
       Company must consummate a business
       combination (the "Extension") from April
       11, 2023 monthly up to eight (8) times for
       an additional one month each time, up to
       December 11, 2023 (the "Extended Date")
       (the "Extension Amendment Proposal").

2.     To amend (the "Founder Share Amendment")                  Mgmt          For                            For
       the charter to provide for the right of a
       holder of Class B common stock of the
       Company, par value $0.0001 per share
       ("Class B common stock") to convert their
       shares of Class B common stock into shares
       of Class A common stock of the Company, par
       value $0.0001 per share ("Class A common
       stock") on a one-to-one basis at any time
       and from time to time at the election of
       the holder (the "Founder Share Amendment
       Proposal").

3.     To amend (the "Redemption Limitation                      Mgmt          For                            For
       Amendment") the charter to delete: (i) the
       limitation that the Company shall not
       consummate a business combination if it
       would cause the Company's net tangible
       assets to be less than $5,000,001; and (ii)
       the limitation that the Company shall not
       redeem public shares that would cause the
       Company's net tangible assets to be less
       than $5,000,001 following such redemptions
       (the "Redemption Limitation Amendment
       Proposal").

4.     To re-elect Hilton Sturisky as a Class I                  Mgmt          For                            For
       director to serve for a term of three years
       or until his successor is duly elected or
       appointed and qualified (the "Director
       Election Proposal").

5.     To approve the adjournment of the Annual                  Mgmt          For                            For
       Meeting to a later date or dates or
       indefinitely, if necessary or convenient,
       to permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes to approve the Extension
       Amendment Proposal, Founder Share Amendment
       Proposal, Redemption Limitation Amendment
       Proposal, or Director Election Proposal or
       if we determine that additional time is
       necessary to effectuate the Extension (the
       "Adjournment Proposal").




--------------------------------------------------------------------------------------------------------------------------
 ANZU SPECIAL ACQUISITION CORP I                                                             Agenda Number:  935761521
--------------------------------------------------------------------------------------------------------------------------
        Security:  03737A101
    Meeting Type:  Special
    Meeting Date:  28-Feb-2023
          Ticker:  ANZU
            ISIN:  US03737A1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal - To amend                   Mgmt          For                            For
       Anzu's amended and restated certificate of
       incorporation to extend the date by which
       Anzu has to consummate a business
       combination from March 4, 2023 to September
       30, 2023 or such earlier date as determined
       by the Board (the "Extension Amendment
       Proposal"). A copy of the proposed
       amendments is set forth in Annex A to the
       accompanying proxy statement.

2.     Adjournment Proposal - To adjourn                         Mgmt          For                            For
       Stockholder Meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of
       Stockholder Meeting, there are insufficient
       shares of Class A common stock, par value
       $0.0001 per share, and shares of Class B
       common stock, par value $0.0001 per share,
       of Anzu represented to constitute a quorum
       necessary to conduct business at the
       Stockholder Meeting or at time of
       Stockholder Meeting to approve Extension
       Amendment Proposal.




--------------------------------------------------------------------------------------------------------------------------
 ARBOR RAPHA CAPITAL BIOHOLDINGS CORP. I                                                     Agenda Number:  935735588
--------------------------------------------------------------------------------------------------------------------------
        Security:  03881F104
    Meeting Type:  Special
    Meeting Date:  08-Dec-2022
          Ticker:  ARCK
            ISIN:  US03881F1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Proposal - a proposal to                    Mgmt          For                            For
       amend the Company's Amended and Restated
       Certificate of Incorporation (the
       "Certificate of Incorporation") pursuant to
       an amendment to the Certificate of
       Incorporation (as set forth in the "first"
       and "second" sections of Annex A of the
       accompanying proxy statement).

2.     The Redemption Limitation Amendment                       Mgmt          For                            For
       Proposal - a proposal to amend the
       Certificate of Incorporation pursuant to an
       amendment to the Certificate of
       Incorporation (as set forth in the "third",
       "fourth", "fifth" and "sixth" sections of
       Annex A of the accompanying proxy
       statement).

3.     The Adjournment Proposal - A proposal to                  Mgmt          For                            For
       approve the adjournment of the Special
       Meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of the
       Extension Proposal (the "Adjournment
       Proposal"), which may be presented at the
       Special Meeting if, based on the tabulated
       votes, there are not sufficient votes at
       the time of the Special Meeting to approve
       the Extension Proposal.




--------------------------------------------------------------------------------------------------------------------------
 AROGO CAPITAL ACQUISITION CORP.                                                             Agenda Number:  935784505
--------------------------------------------------------------------------------------------------------------------------
        Security:  042644104
    Meeting Type:  Special
    Meeting Date:  24-Mar-2023
          Ticker:  AOGO
            ISIN:  US0426441046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal: Amend the                   Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to extend the date by
       which the Company has to complete a
       business combination from March 29, 2023 to
       December 29, 2023, or such earlier date as
       determined by the Board of Directors,
       provided that the Sponsor will deposit into
       the Trust Account the lesser of (x)
       $191,666 or (y) $0.0575 per share for each
       public share that is not redeemed in
       connection with the Special Meeting for
       each such one-month extension until
       December 29, 2023.

2.     Trust Amendment Proposal: Amend the                       Mgmt          For                            For
       Company's investment management trust
       agreement, dated as of December 23, 2021,
       by and between the Company and Continental
       Stock Transfer & Trust Company, (i)
       allowing the Company to extend the business
       combination period from March 29, 2023 to
       December 29, 2023 and (ii) updating certain
       defined terms in the Trust Agreement.

3.     Adjournment Proposal: Approve the                         Mgmt          For                            For
       adjournment of the Special Meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or otherwise in
       connection with, the approval of the
       Extension Amendment Proposal and the Trust
       Amendment Proposal, which we refer to as
       the "Adjournment Proposal."




--------------------------------------------------------------------------------------------------------------------------
 ARTEMIS STRATEGIC INVESTMENT CORPORATION                                                    Agenda Number:  935894558
--------------------------------------------------------------------------------------------------------------------------
        Security:  04303A103
    Meeting Type:  Special
    Meeting Date:  29-Jun-2023
          Ticker:  ARTE
            ISIN:  US04303A1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal: To amend the                Mgmt          For                            For
       Company's Third Amended and Restated
       Certificate of Incorporation (our
       "charter"), to extend the date by which the
       Company must consummate a business
       combination (the "Extension") from 7/4/23
       to 10/4/23 and to allow the Company,
       without another shareholder vote, by
       resolution of the Company's board of
       directors, if requested by Artemis Sponsor,
       LLC upon five days' advance notice, to
       elect to further extend such date in
       one-month increments up to six additional
       times, until up to 4/4/24.

2.     Founder Share Amendment Proposal: To amend                Mgmt          For                            For
       the charter to provide for the right of a
       holder of Class B common stock of the
       company, par value $0.0001 per share
       ("Class B common stock") to convert their
       shares of Class B common stock into shares
       of Class A common stock of the Company, par
       value $0.0001 per share, on a one-to-one
       basis at any time and from time to time at
       the election of the holder.

3.     Redemption Limitation Amendment Proposal:                 Mgmt          For                            For
       To amend the charter to delete: (i)
       limitation that the Company shall not
       consummate a business combination if it
       would cause the Company's net tangible
       assets to be less than $5,000,001; and (ii)
       the limitation that the Company shall not
       redeem public shares to the extent that
       such redemption would cause the Company's
       net tangible assets to be less than
       $5,000,001 or any greater net tangible
       asset or cash requirement which may be
       contained in the agreement relating to the
       Company's initial business combination

4.     Adjournment Proposal: To approve the                      Mgmt          For                            For
       adjournment of the Special Meeting to a
       later date or dates or indefinitely, if
       necessary or convenient, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes to
       approve the Extension Amendment Proposal,
       Founder Share Amendment Proposal,
       Redemption Limitation Amendment Proposal,
       or if the Company determines that
       additional time is necessary to effectuate
       the Extension.




--------------------------------------------------------------------------------------------------------------------------
 ATHENA TECHNOLOGY ACQUISITION CORP. II                                                      Agenda Number:  935874621
--------------------------------------------------------------------------------------------------------------------------
        Security:  04687C105
    Meeting Type:  Special
    Meeting Date:  13-Jun-2023
          Ticker:  ATEK
            ISIN:  US04687C1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To amend (the "Extension Amendment") the                  Mgmt          For                            For
       Company's Amended and Restated Certificate
       of Incorporation, as amended (the
       "charter"), to extend the date by which the
       Company must consummate a business
       combination (the "Extension") from June 14,
       2023 (the date which is 18 months from the
       closing date of the Company's initial
       public offering ("IPO") of units) (the
       "Current Outside Date") to January 14, 2024
       (the date which is 25 months from the
       closing date of the IPO) (the "Extended
       Date") (the "Extension Amendment
       Proposal").

2.     To amend (the "Trust Amendment") the                      Mgmt          For                            For
       Company's Investment Management Trust
       Agreement, dated as of December 9, 2021, by
       and between the Company and Continental
       Stock Transfer & Trust Company, allowing
       the Company to extend the Current Outside
       Date to the Extended Date (the "Trust
       Amendment Proposal").

3.     To amend (the "Founder Share Amendment")                  Mgmt          For                            For
       the charter to provide holders of the
       Company's Class B common stock ("Class B
       common stock") the right to convert any and
       all of their shares of Class B common stock
       into shares of Class A common stock of the
       Company on a one-for-one basis prior to the
       closing of a business combination at the
       election of the holder (the "Founder Share
       Amendment Proposal").

4.     To approve the adjournment of the Special                 Mgmt          For                            For
       Meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes to approve the
       Extension Amendment Proposal, the Trust
       Amendment Proposal or the Founder Share
       Amendment Proposal, or if we determine that
       additional time is necessary to effectuate
       the Extension.




--------------------------------------------------------------------------------------------------------------------------
 AULT DISRUPTIVE TECHNOLOGIES CORP                                                           Agenda Number:  935889848
--------------------------------------------------------------------------------------------------------------------------
        Security:  05150A104
    Meeting Type:  Special
    Meeting Date:  15-Jun-2023
          Ticker:  ADRT
            ISIN:  US05150A1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Amendment Proposal - a                      Mgmt          For                            For
       proposal to amend Ault Disruptive
       Technologies Corporation's (the "Company")
       Amended and Restated Certificate of
       Incorporation (our "Charter") to extend the
       date (the "Termination Date") by which the
       Company must consummate a merger, capital
       stock exchange, asset acquisition, stock
       purchase, reorganization or similar
       business combination involving the Company
       and one or more businesses (a "business
       combination") from June 20, 2023 ...(due to
       space limits, see proxy material for full
       proposal).

2.     The Redemption Limitation Amendment                       Mgmt          For                            For
       Proposal - a proposal to amend the Charter
       pursuant to an amendment to the Charter to
       eliminate from the Charter the limitation
       that the Company may not redeem shares of
       our common stock issued in our IPO (we
       refer to such shares as "Public Shares") to
       the extent that such redemption would
       result in the Company having net tangible
       assets (as determined in accordance with
       Rule 3a51-1(g)(1) of the Securities
       Exchange Act of 1934, as amended) of less
       than ...(due to space limits, see proxy
       material for full proposal).

3.     The Adjournment Proposal - a proposal to                  Mgmt          For                            For
       approve the adjournment of the special
       meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes to approve the
       Extension Amendment Proposal and the
       Redemption Limitation Amendment Proposal,
       or if we determine that additional time is
       necessary to effectuate the extension of
       the Termination Date (the "Adjournment
       Proposal").




--------------------------------------------------------------------------------------------------------------------------
 AURORA TECHNOLOGY ACQUISITION CORP.                                                         Agenda Number:  935759920
--------------------------------------------------------------------------------------------------------------------------
        Security:  G06984119
    Meeting Type:  Special
    Meeting Date:  03-Feb-2023
          Ticker:  ATAK
            ISIN:  KYG069841198
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     The Extension Amendment Proposal -                        Mgmt          For                            For
       "RESOLVED, as a special resolution, that
       the Amended and Restated Memorandum and
       Articles of Association currently in effect
       be amended, giving the Company the right to
       extend the date by which it has to
       consummate a business combination six (6)
       times for an additional one (1) month each
       time, from February 9, 2023 to August 9,
       2023 (i.e., for a period of time ending 18
       months from consummation of the initial
       public offering), a copy of which is
       attached to the proxy statement for this
       meeting as Annex A."

2)     The Trust Agreement Amendment Proposal - To               Mgmt          For                            For
       approve an amendment to the Company's
       Investment Management Trust Agreement,
       dated February 7, 2022, by and between the
       Company and Continental Stock Transfer &
       Trust Company allowing the Company to
       extend the Business Combination Period up
       to six (6) times for an additional one (1)
       month each time from 02/09/2023 to
       08/09/2023 by depositing into trust
       account, for each one-month extension,
       lesser of (a) $135,000 and (b) $0.045 for
       each Class A ordinary share outstanding
       after giving effect to the Redemption.

3)     The Adjournment Proposal - To adjourn the                 Mgmt          For                            For
       Extraordinary General Meeting of the
       Company shareholders to a later date or
       dates, if necessary, to permit further
       solicitation and vote of Proxies if, based
       upon the tabulated vote at the time of the
       Extraordinary General Meeting, there are
       not sufficient votes to approve the
       Extension Amendment Proposal.




--------------------------------------------------------------------------------------------------------------------------
 AUSTERLITZ ACQUISITION CORP II                                                              Agenda Number:  935730297
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0633U101
    Meeting Type:  Special
    Meeting Date:  22-Nov-2022
          Ticker:  ASZ
            ISIN:  KYG0633U1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Charter Amendment Proposal: To amend and                  Mgmt          For                            For
       restate the Company's Memorandum and
       Articles of Association by adopting the
       second amended and restated memorandum and
       articles of association in the form set
       forth in Annex A of the accompanying proxy
       statement (the "Second Amended and Restated
       Memorandum and Articles of Association") to
       change the date by which the Company must
       consummate a merger, share exchange, asset
       acquisition, share purchase, reorganization
       or similar business ...(due to space
       limits,see proxy material for full
       proposal).

2.     Trust Amendment Proposal: To amend the                    Mgmt          For                            For
       Investment Management Trust Agreement,
       dated March 2, 2021 (the "Trust
       Agreement"), by and between the Company and
       Continental Stock Transfer & Trust Company,
       a New York limited purpose trust company,
       as trustee ("Continental"), pursuant to an
       amendment to the Trust Agreement in the
       form set forth in Annex B of the
       accompanying proxy statement, to change the
       date on which Continental must commence
       liquidation of the trust account
       established in connection with ...(due to
       space limits,see proxy material for full
       proposal).

3.     Adjournment Proposal: To adjourn the                      Mgmt          For                            For
       Shareholder Meeting to a later date or
       dates or sine die, if necessary, either (x)
       to permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the Shareholder Meeting,
       there are insufficient votes from (i) the
       holders of Class A ordinary shares, par
       value $0.0001 per share (the "Class A
       Ordinary Shares"), Class B ordinary shares,
       par value $0.0001 per share (the "Class B
       Ordinary Shares"), and the Class C ordinary
       ...(due to space limits,see proxy material
       for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 BERENSON ACQUISITION CORP. I                                                                Agenda Number:  935741036
--------------------------------------------------------------------------------------------------------------------------
        Security:  083690107
    Meeting Type:  Special
    Meeting Date:  07-Feb-2023
          Ticker:  BACA
            ISIN:  US0836901076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Charter Amendment Proposal: To amend                  Mgmt          For                            For
       the Company's amended and restated
       certificate of incorporation, in the form
       set forth as Annex A to the accompanying
       proxy statement (the "Charter Amendment"),
       to extend the date by which the Company
       must consummate an initial business
       combination from March 30, 2023 to
       September 30, 2023 or such earlier date as
       determined by the Company's board of
       directors (the "Charter Amendment
       Proposal").

2.     The Trust Amendment Proposal: To amend the                Mgmt          For                            For
       Investment Management Trust Agreement,
       dated as of September 27, 2021, by and
       between the Company and Continental Stock
       Transfer & Trust Company, in the form set
       forth as Annex B to the accompanying proxy
       statement, to provide for the Extension to
       the Extended Date pursuant to the Charter
       Amendment (the "Trust Amendment Proposal").

3.     The Adjournment Proposal: To direct the                   Mgmt          For                            For
       chairman of the Special Meeting to adjourn
       the Special Meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       Special Meeting, there are not sufficient
       votes to approve one or more of the
       foregoing proposals or the Board determines
       before the Special Meeting that it is not
       necessary or no longer desirable to proceed
       with the Charter Amendment Proposal and the
       Trust Amendment Proposal.




--------------------------------------------------------------------------------------------------------------------------
 BERENSON ACQUISITION CORP. I                                                                Agenda Number:  935787765
--------------------------------------------------------------------------------------------------------------------------
        Security:  083690107
    Meeting Type:  Special
    Meeting Date:  28-Mar-2023
          Ticker:  BACA
            ISIN:  US0836901076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Charter Amendment Proposal - To amend                 Mgmt          For                            For
       the Company's amended and restated
       certificate of incorporation, in the form
       set forth as Annex A to the accompanying
       proxy statement (the "Charter Amendment"),
       to extend the date by which the Company
       must consummate an initial business
       combination (the "Extension") from March
       30, 2023 to September 30, 2023 or such
       earlier date as determined by the Company's
       board of directors (the "Board") (such
       later date, the "Extended Date," and such
       proposal, the "Charter Amendment
       Proposal").

2.     The Trust Amendment Proposal - To amend the               Mgmt          For                            For
       Investment Management Trust Agreement,
       dated as of September 27, 2021, by and
       between the Company and Continental Stock
       Transfer & Trust Company, in the form set
       forth as Annex B to the accompanying proxy
       statement, to provide for the Extension to
       the Extended Date pursuant to the Charter
       Amendment (the "Trust Amendment Proposal").

3.     The Adjournment Proposal - To direct the                  Mgmt          For                            For
       chairman of the special meeting to adjourn
       the special meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       special meeting, there are not sufficient
       votes to approve one or more of the
       foregoing proposals or the Board determines
       before the special meeting that it is not
       necessary or no longer desirable to proceed
       with the Charter Amendment Proposal and the
       Trust Amendment Proposal.




--------------------------------------------------------------------------------------------------------------------------
 BIG SKY GROWTH PARTNERS, INC.                                                               Agenda Number:  935745147
--------------------------------------------------------------------------------------------------------------------------
        Security:  08954L102
    Meeting Type:  Special
    Meeting Date:  12-Dec-2022
          Ticker:  BSKY
            ISIN:  US08954L1026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To amend the Company's Amended and Restated               Mgmt          For                            For
       Certificate of Incorporation to amend the
       date by which the Company must cease its
       operations except for the purpose of
       winding up if it fails to complete a
       merger, capital stock exchange, asset
       acquisition, stock purchase, reorganization
       or similar business combination with one or
       more businesses, and redeem all of the
       shares of Class A Common Stock, par value
       $0.0001 per share, of the Company, included
       as part of the units sold in the Company's
       ...(due to space limits, see proxy material
       for full proposal).

2.     To amend the Investment Management Trust                  Mgmt          For                            For
       Agreement, dated April 28, 2021, by and
       between the Company and Continental Stock
       Transfer & Trust Company, a New York
       limited purpose trust company, as trustee,
       to change the date on which Continental
       must commence liquidation of the trust
       account established in connection with the
       IPO (the "Trust Account") to the Amended
       Termination Date.

3.     To approve the adjournment of the Special                 Mgmt          For                            For
       Meeting from time to time to solicit
       additional proxies in favor of the previous
       proposals or if otherwise determined by the
       chairperson of the Special Meeting to be
       necessary or appropriate.




--------------------------------------------------------------------------------------------------------------------------
 BIOPLUS ACQUISITION CORP.                                                                   Agenda Number:  935871675
--------------------------------------------------------------------------------------------------------------------------
        Security:  G11217117
    Meeting Type:  Special
    Meeting Date:  02-Jun-2023
          Ticker:  BIOS
            ISIN:  KYG112171171
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     The Extension Amendment Proposal -                        Mgmt          For                            For
       RESOLVED, as a special resolution, that the
       Amended and Restated Memorandum of
       Association and Articles of Association be
       amended in the form attached to the proxy
       statement as Annex A, with immediate
       effect, in order to extend the date by
       which the Company has to consummate a
       Business Combination from June 7, 2023 to
       December 7, 2023 (or such earlier date as
       determined by the Board).

2)     The Founder Share Amendment Proposal -                    Mgmt          For                            For
       RESOLVED, as a special resolution, that the
       Amended and Restated Memorandum of
       Association and Articles of Association be
       amended in the form attached to the proxy
       statement as Annex A, with immediate
       effect, in order to provide for the right
       of a holder of Class B Ordinary Shares to
       convert into Class A Ordinary Shares on a
       one-for-one basis at any time prior to the
       closing of a Business Combination at the
       option of a holder of the Class B Ordinary
       Shares.

3)     The Auditor Ratification Proposal -                       Mgmt          For                            For
       RESOLVED, as an ordinary resolution, that
       the appointment of WithumSmith+Brown, PC as
       the independent registered public
       accounting firm of the Company for the
       fiscal year ending December 31, 2023 be
       ratified, approved and confirmed in all
       respects.

4)     The Adjournment Proposal - RESOLVED, as an                Mgmt          For                            For
       ordinary resolution, that the adjournment
       of the extraordinary general meeting in
       lieu of an annual general meeting to a
       later date or dates to be determined by the
       chairman of the extraordinary general
       meeting in lieu of an annual general
       meeting, or indefinitely, if necessary or
       convenient, to permit further solicitation
       and vote of proxies be confirmed, ratified
       and approved in all respects.




--------------------------------------------------------------------------------------------------------------------------
 BITE ACQUISITION CORP.                                                                      Agenda Number:  935745159
--------------------------------------------------------------------------------------------------------------------------
        Security:  09175K105
    Meeting Type:  Special
    Meeting Date:  15-Dec-2022
          Ticker:  BITE
            ISIN:  US09175K1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Charter Amendment Proposal:                 Mgmt          For                            For
       Amend Bite's Amended and Restated
       Certificate of Incorporation to extend the
       date by which the Company has to consummate
       a business combination for up to an
       additional six months, from February 17,
       2023 to up to August 17, 2023, or such
       earlier date as determined by the Board of
       Directors, provided that the sponsor (or
       its affiliates or permitted designees) will
       deposit into the Trust Account $250,000 for
       each such one-month extension until August
       17, 2023.

2.     The Termination Charter Amendment Proposal:               Mgmt          For                            For
       Amend Bite's Amended and Restated
       Certificate of Incorporation to (i) change
       the date by which we must consummate our
       initial business combination from February
       17, 2023 to the time and date immediately
       following the filing of such amendment with
       the Secretary of State of the State of
       Delaware, or the Accelerated Termination
       Date, (ii) remove the Conversion Limitation
       (as defined in the amended and restated
       certificate of incorporation) to allow us
       to redeem public shares.

3.     The Trust Amendment Proposal: Amend Bite's                Mgmt          For                            For
       investment management trust agreement,
       dated February 11, 2021, with Continental
       Stock Transfer & Trust Company, as trustee,
       or the Trust Agreement to change the date
       on which the trustee must commence
       liquidation of the trust account
       established in connection with our initial
       public offering to the time and date
       immediately following the Accelerated
       Termination Date.

4.     Election of Director: To elect one director               Mgmt          For                            For
       to serve as Class I director on the
       Company's Board of Directors until his
       successors are elected and qualified.
       Alberto Ardura Gonzalez

5.     Ratification of Selection of Independent                  Mgmt          For                            For
       Registered Public Accounting Firm: To
       ratify the selection by our Audit Committee
       of Marcum LLP to serve as the Company's
       independent registered public accounting
       firm for the fiscal year ending December
       31, 2022.

6.     Adjournment: To direct the chairman of the                Mgmt          For                            For
       special meeting to adjourn the special
       meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies if, based upon the
       tabulated vote at the time of the special
       meeting, there are not sufficient votes to
       approve the foregoing proposals.




--------------------------------------------------------------------------------------------------------------------------
 BLACK MOUNTAIN ACQUISITION CORP.                                                            Agenda Number:  935802846
--------------------------------------------------------------------------------------------------------------------------
        Security:  09216A108
    Meeting Type:  Special
    Meeting Date:  14-Apr-2023
          Ticker:  BMAC
            ISIN:  US09216A1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal - To amend and               Mgmt          For                            For
       restate the Company's Amended & Restated
       Certificate of Incorporation (i) to extend
       the date by which the Company has to
       consummate a merger, capital stock
       exchange, asset acquisition, stock
       purchase, reorganization or similar
       business combination, involving the Company
       one or more businesses or entities (a
       "Business Combination") from 04/18/2023
       (the "Original Termination Date") to
       06/18/2023 (the "New Termination Date")
       (ii) to allow the Company's board of
       directors without another stockholder vote.

2.     Trust Amendment Proposal - To amend and                   Mgmt          For                            For
       restate the Investment Management Trust
       Agreement, dated as of October 13, 2021, by
       and between the Company and Continental
       Stock Transfer & Trust Company, as trustee,
       to reflect the New Termination Date and the
       Additional Extension Option (the "Trust
       Amendment Proposal"). A copy of the form of
       the proposed Amended and Restated
       Investment Management Trust Agreement is
       set forth in Annex B to the accompanying
       proxy statement.

3.     Redemption Limitation Amendment Proposal -                Mgmt          For                            For
       To amend and restate the Certificate of
       Incorporation to eliminate (i) the
       limitation that the Company shall not
       redeem its Public Stock to the extent that
       such redemption would result in the Class A
       Common Stock, or the securities of any
       entity that succeeds the Company as a
       public company, becoming "penny stock" (as
       defined in accordance with Rule 3a51-1 of
       the Securities Exchange Act of 1934, as
       amended), or cause the Company to not meet
       any greater net tangible asset or cash
       requirement.

4.     Adjournment Proposal - To adjourn the                     Mgmt          For                            For
       Stockholder Meeting to a later dates, if
       necessary, to permit further solicitation
       and vote of proxies if, based upon the
       tabulated vote at the time of the
       Stockholder Meeting, there are insufficient
       shares of Class A Common Stock and shares
       of Class B common stock, par value $0.0001
       per share, in the capital of the Company
       represented (either in person or by proxy)
       to constitute a quorum necessary to conduct
       business at the time of the Stockholder
       Meeting to approve the Extension Amendment
       Proposal.




--------------------------------------------------------------------------------------------------------------------------
 BLOCKCHAIN MOON ACQUISITION CORP.                                                           Agenda Number:  935719027
--------------------------------------------------------------------------------------------------------------------------
        Security:  09370F109
    Meeting Type:  Special
    Meeting Date:  19-Oct-2022
          Ticker:  BMAQ
            ISIN:  US09370F1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Amendment Proposal - To amend               Mgmt          For                            For
       BMAC's amended and restated certificate of
       incorporation to (a) extend the date by
       which BMAC has to consummate a business
       combination from October 21, 2022 to
       January 21, 2023; and (b) to allow BMAC,
       without another stockholder vote, to elect
       to extend the date to consummate a business
       combination on a monthly basis for up to
       six times by an additional one month each
       time after January 21, 2023, by resolution
       of the board of directors, if requested by
       ...(due to space limits,see proxy material
       for full proposal).

2.     The Adjournment Proposal - To adjourn the                 Mgmt          For                            For
       Stockholder Meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       Stockholder Meeting, there are insufficient
       shares of common stock, par value $0.0001
       per share, of BMAC represented (either in
       person or by proxy) to constitute a quorum
       necessary to conduct business at the
       Stockholder Meeting or at the time of the
       Stockholder Meeting to approve the
       Extension Amendment Proposal.




--------------------------------------------------------------------------------------------------------------------------
 BOA ACQUISITION CORP.                                                                       Agenda Number:  935718621
--------------------------------------------------------------------------------------------------------------------------
        Security:  05601A109
    Meeting Type:  Special
    Meeting Date:  21-Oct-2022
          Ticker:  BOAS
            ISIN:  US05601A1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - to                    Mgmt          For                            For
       consider and vote upon a proposal to adopt
       the Business Combination Agreement, dated
       as of December 2, 2021, by and among BOA,
       Selina Hospitality PLC ("Selina"), Samba
       Merger Sub, Inc., a Delaware corporation
       and a direct, wholly owned subsidiary of
       Selina ("Merger Sub") (as it may be amended
       and/or restated from time to time, the
       "Business Combination Agreement") and
       approve the transactions contemplated
       thereby, pursuant to which Merger Sub will
       merge ...(due to space limits, see proxy
       material for full proposal).

2a.    The Governing Documents Proposals - to                    Mgmt          For                            For
       consider and vote upon separate proposals
       to approve the following material
       differences between BOA's amended and
       restated certificate of incorporation (the
       "BOA Charter") and the proposed Selina
       Articles of Association (the "Selina
       Articles") to be effective upon the
       consummation of the Business Combination
       (collectively, the "Governing Documents
       Proposals"): the name of the new public
       entity will be "Selina Hospitality PLC" as
       opposed to "BOA Acquisition Corp.".

2b.    The Governing Documents Proposals - to                    Mgmt          For                            For
       consider and vote upon separate proposals
       to approve the following material
       differences between BOA's amended and
       restated certificate of incorporation (the
       "BOA Charter") and the proposed Selina
       Articles of Association (the "Selina
       Articles") to be effective upon the
       consummation of the Business Combination
       (collectively, the "Governing Documents
       Proposals"): the Selina Articles will
       provide for one class of ordinary shares as
       opposed to the two classes of common stock
       provided for in the BOA Charter.

2c.    The Governing Documents Proposals - to                    Mgmt          For                            For
       consider and vote upon separate proposals
       to approve the following material
       differences between BOA's amended and
       restated certificate of incorporation (the
       "BOA Charter") and the proposed Selina
       Articles of Association (the "Selina
       Articles") to be effective upon the
       consummation of the Business Combination
       (collectively, the "Governing Documents
       Proposals"): Selina's corporate existence
       is perpetual as opposed to BOA's corporate
       existence ...(due to space limits, see
       proxy material for full proposal).

2d.    The Governing Documents Proposals - to                    Mgmt          For                            For
       consider and vote upon separate proposals
       to approve the following material
       differences between BOA's amended and
       restated certificate of incorporation (the
       "BOA Charter") and the proposed Selina
       Articles of Association (the "Selina
       Articles") to be effective upon the
       consummation of the Business Combination
       (collectively, the "Governing Documents
       Proposals"): the Selina Articles will not
       include the various provisions applicable
       only to special ...(due to space limits,
       see proxy material for full proposal).

3.     The Adjournment Proposal - to consider and                Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the Special Meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the Special Meeting, the
       Business Combination Proposal or the
       Governing Documents Proposals
       (collectively, the "Condition Precedent
       Proposals") would not be duly approved and
       adopted by BOA's stockholders or BOA
       determines that one or more of the ...(due
       to space limits, see proxy material for
       full proposal).




--------------------------------------------------------------------------------------------------------------------------
 BURTECH ACQUISITION CORP.                                                                   Agenda Number:  935747812
--------------------------------------------------------------------------------------------------------------------------
        Security:  123013104
    Meeting Type:  Special
    Meeting Date:  21-Dec-2022
          Ticker:  BRKH
            ISIN:  US1230131047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     CHARTER AMENDMENT PROPOSAL - APPROVAL OF AN               Mgmt          For                            For
       AMENDMENT TO THE COMPANY'S AMENDED AND
       RESTATED CERTIFICATE OF INCORPORATION TO
       EXTEND THE DATE BY WHICH THE COMPANY HAS TO
       CONSUMMATE A BUSINESS COMBINATION (THE
       "EXTENSION") SIX (6) TIMES FOR AN
       ADDITIONAL ONE (1) MONTH EACH TIME UNTIL
       SEPTEMBER 15, 2023 IF APPROVED BY THE
       COMPANY'S BOARD OF DIRECTORS.

2.     TRUST AMENDMENT - APPROVAL OF AN AMENDMENT                Mgmt          For                            For
       TO THE COMPANY'S INVESTMENT MANAGEMENT
       TRUST AGREEMENT, DATED AS OF DECEMBER 10,
       2021 (THE "TRUST AGREEMENT"), BY AND
       BETWEEN THE COMPANY AND CONTINENTAL STOCK
       TRANSFER & TRUST COMPANY (THE "TRUSTEE"),
       ALLOWING THE COMPANY TO EXTEND THE
       COMBINATION PERIOD SIX (6) TIMES FOR AN
       ADDITIONAL ONEMONTH PERIOD EACH TIME, FROM
       MARCH 15, 2023 UP TO SEPTEMBER 15, 2023
       (THE "TRUST AMENDMENT") BY DEPOSITING INTO
       THE TRUST ACCOUNT $393,750 FOR EACH
       ONE-MONTH EXTENSION.

3.     ADJOURNMENT - APPROVAL TO DIRECT THE                      Mgmt          For                            For
       CHAIRMAN OF THE SPECIAL MEETING TO ADJOURN
       THE SPECIAL MEETING TO A LATER DATE OR
       DATES, IF NECESSARY, TO PERMIT FURTHER
       SOLICITATION AND VOTE OF PROXIES IF, BASED
       UPON THE TABULATED VOTE AT THE TIME OF THE
       MEETING, THERE ARE NOT SUFFICIENT VOTES TO
       APPROVE THE PROPOSAL 1.




--------------------------------------------------------------------------------------------------------------------------
 BURTECH ACQUISITION CORP.                                                                   Agenda Number:  935769832
--------------------------------------------------------------------------------------------------------------------------
        Security:  123013104
    Meeting Type:  Special
    Meeting Date:  10-Mar-2023
          Ticker:  BRKH
            ISIN:  US1230131047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     CHARTER AMENDMENT PROPOSALS - APPROVAL OF                 Mgmt          For                            For
       AN AMENDMENT TO THE COMPANY'S AMENDED AND
       RESTATED CERTIFICATE OF INCORPORATION TO
       (A) EXTEND THE DATE BY WHICH THE COMPANY
       HAS TO CONSUMMATE A BUSINESS COMBINATION
       (THE "EXTENSION") UNTIL DECEMBER 15, 2023
       AND (B) TO MODIFY THE NTA REQUIREMENT. IF
       APPROVED BY THE COMPANY'S BOARD OF
       DIRECTORS.

2.     TRUST AMENDMENT - APPROVAL OF AN AMENDMENT                Mgmt          For                            For
       TO THE COMPANY'S INVESTMENT MANAGEMENT
       TRUST AGREEMENT, DATED AS OF DECEMBER 10,
       2021 (THE "TRUST AGREEMENT"), BY AND
       BETWEEN THE COMPANY AND CONTINENTAL STOCK
       TRANSFER & TRUST COMPANY (THE "TRUSTEE"),
       ALLOWING THE COMPANY TO EXTEND THE
       COMBINATION PERIOD FROM MARCH 15, 2023 TO
       DECEMBER 15, 2023 (THE "TRUST AMENDMENT").

3.     ADJOURNMENT - APPROVAL TO DIRECT THE                      Mgmt          For                            For
       CHAIRMAN OF THE SPECIAL MEETING TO ADJOURN
       THE SPECIAL MEETING TO A LATER DATE OR
       DATES, IF NECESSARY, TO PERMIT FURTHER
       SOLICITATION AND VOTE OF PROXIES IF, BASED
       UPON THE TABULATED VOTE AT THE TIME OF THE
       MEETING, THERE ARE NOT SUFFICIENT VOTES TO
       APPROVE THE PROPOSAL 1.




--------------------------------------------------------------------------------------------------------------------------
 BYTE ACQUISITION CORP.                                                                      Agenda Number:  935744513
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1R25Q105
    Meeting Type:  Special
    Meeting Date:  28-Feb-2023
          Ticker:  BYTS
            ISIN:  KYG1R25Q1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Proposal - As a special                     Mgmt          For                            For
       resolution, to amend the Company's Amended
       and Restated Memorandum and Articles of
       Association (the "Charter") pursuant to an
       amendment to the Charter in the form set
       forth in Annex A of the accompanying proxy
       statement to extend the date by which the
       Company must (1) consummate a merger, share
       exchange, asset acquisition, share
       purchase, reorganization or similar
       business combination (an "initial business
       combination"), (2) cease its operations
       except ...(due to space limits,see proxy
       material for full proposal).

2.     The Adjournment Proposal - As an ordinary                 Mgmt          For                            For
       resolution, to approve the adjournment of
       the Extraordinary General Meeting to a
       later date or dates, if necessary or
       convenient, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of the
       Extension Proposal (the "Adjournment
       Proposal"), which will only be presented at
       the Extraordinary General Meeting if, based
       on the tabulated votes, there are not
       ...(due to space limits,see proxy material
       for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 BYTE ACQUISITION CORP.                                                                      Agenda Number:  935774287
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1R25Q105
    Meeting Type:  Special
    Meeting Date:  16-Mar-2023
          Ticker:  BYTS
            ISIN:  KYG1R25Q1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Proposal - as a special                     Mgmt          For                            For
       resolution, to amend the Company's Amended
       and Restated Memorandum and Articles of
       Association (the "Charter") pursuant to an
       amendment to the Charter in the form set
       forth in Annex A of the accompanying proxy
       statement to extend the date by which the
       Company must (1) consummate a merger, share
       exchange, asset acquisition, share
       purchase, reorganization or similar
       business combination (an "initial business
       combination"), (2) cease its operations
       except ...(due to space limits, see proxy
       material for full proposal).

2.     The Founder Share Amendment Proposal - as a               Mgmt          For                            For
       special resolution, to amend the Charter
       pursuant to an amendment to the Charter in
       the form set forth in Annex A of the
       accompanying proxy statement to amend the
       Charter to provide for the right of a
       holder of the Company's Class B ordinary
       shares, par value $0.0001 per share (the
       "Class B Ordinary Shares" and, together
       with the Class A Ordinary Shares, the
       "Ordinary Shares"), to convert into Class A
       Ordinary Shares on a one-for-one basis
       ...(due to space limits, see proxy material
       for full proposal).

3.     The Adjournment Proposal - as an ordinary                 Mgmt          For                            For
       resolution, to approve the adjournment of
       the Extraordinary General Meeting to a
       later date or dates, if necessary or
       convenient, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of the
       Extension Proposal (the "Adjournment
       Proposal"), which will only be presented at
       the Extraordinary General Meeting if, based
       on the tabulated votes, there are not
       ...(due to space limits, see proxy material
       for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 C5 ACQUISITION CORPORATION                                                                  Agenda Number:  935791182
--------------------------------------------------------------------------------------------------------------------------
        Security:  12530D105
    Meeting Type:  Special
    Meeting Date:  06-Apr-2023
          Ticker:  CXAC
            ISIN:  US12530D1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Amendment Proposal - To amend               Mgmt          For                            For
       the amended and restated certificate of
       incorporation of C5 Acquisition Corporation
       ("C5") to extend the date by which C5 has
       to consummate a business combination from
       April 11, 2023 to December 31, 2023, or
       such earlier date as the Board may
       determine.

2.     The Adjournment Proposal - To adjourn the                 Mgmt          For                            For
       special meeting of C5 stockholders to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, at the time of the special
       meeting, there are not sufficient votes to
       approve the Extension Amendment Proposal or
       if C5 determines that additional time is
       necessary to effectuate the Extension.




--------------------------------------------------------------------------------------------------------------------------
 CANNA-GLOBAL ACQUISITION CORP.                                                              Agenda Number:  935728545
--------------------------------------------------------------------------------------------------------------------------
        Security:  13767K101
    Meeting Type:  Special
    Meeting Date:  28-Nov-2022
          Ticker:  CNGL
            ISIN:  US13767K1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal: Amend the                   Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to extend the date by
       which the Company has to complete a
       business combination from December 2, 2022
       to December 2, 2023, as specifically
       provided in the proxy, or such earlier date
       as determined by the Board of Directors,
       which we refer to as the "Extension
       Amendment Proposal."

2.     Adjournment Proposal: Approve the                         Mgmt          For                            For
       adjournment of the Special Meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for the approval of the
       Extension Amendment Proposal, which we
       refer to as the "Adjournment Proposal."




--------------------------------------------------------------------------------------------------------------------------
 CF ACQUISITION CORP. VII                                                                    Agenda Number:  935748814
--------------------------------------------------------------------------------------------------------------------------
        Security:  12521H107
    Meeting Type:  Annual
    Meeting Date:  28-Dec-2022
          Ticker:  CFFS
            ISIN:  US12521H1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Auditor Ratification Proposal: Ratification               Mgmt          For                            For
       of the selection of WithumSmith+Brown, PC
       by the audit committee of the Company's
       board of directors to serve as the
       Company's independent registered public
       accounting firm for the year ending
       December 31, 2022.




--------------------------------------------------------------------------------------------------------------------------
 CF ACQUISITION CORP. VII                                                                    Agenda Number:  935878681
--------------------------------------------------------------------------------------------------------------------------
        Security:  12521H107
    Meeting Type:  Special
    Meeting Date:  16-Jun-2023
          Ticker:  CFFS
            ISIN:  US12521H1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal: Amend the                   Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to extend the date by
       which the Company has to consummate a
       business combination from June 20, 2023 to
       March 20, 2024 or such earlier date as
       determined by the board of directors.

2.     Adjournment Proposal: Adjourn the special                 Mgmt          For                            For
       meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of Proposal
       1.




--------------------------------------------------------------------------------------------------------------------------
 CHURCHILL CAPITAL CORP VI                                                                   Agenda Number:  935836948
--------------------------------------------------------------------------------------------------------------------------
        Security:  17143W101
    Meeting Type:  Special
    Meeting Date:  11-May-2023
          Ticker:  CCVI
            ISIN:  US17143W1018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     The Extension Amendment Proposal - To amend               Mgmt          For                            For
       the amended and restated certificate of
       incorporation of Churchill Capital Corp VI
       ("Churchill") to extend the date by which
       Churchill has to consummate a business
       combination (the "Extension"), as more
       fully set forth in Churchill's proxy
       statement (the "Extension Amendment
       Proposal").

2)     The Adjournment Proposal - To adjourn the                 Mgmt          For                            For
       special meeting of Churchill stockholders
       to a later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, at the time of the special
       meeting, there are not sufficient votes to
       approve the Extension Amendment Proposal or
       if Churchill determines that additional
       time is necessary to effectuate the
       Extension.




--------------------------------------------------------------------------------------------------------------------------
 CHURCHILL CAPITAL CORP VII                                                                  Agenda Number:  935834792
--------------------------------------------------------------------------------------------------------------------------
        Security:  17144M102
    Meeting Type:  Special
    Meeting Date:  11-May-2023
          Ticker:  CVII
            ISIN:  US17144M1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     The Extension Amendment Proposal - To amend               Mgmt          For                            For
       the amended and restated certificate of
       incorporation of Churchill Capital Corp VII
       ("Churchill") to extend the date by which
       Churchill has to consummate a business
       combination (the "Extension"), as more
       fully set forth in Churchill's proxy
       statement (the "Extension Amendment
       Proposal").

2)     The Adjournment Proposal - To adjourn the                 Mgmt          For                            For
       special meeting of Churchill stockholders
       to a later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, at the time of the special
       meeting, there are not sufficient votes to
       approve the Extension Amendment Proposal or
       if Churchill determines that additional
       time is necessary to effectuate the
       Extension.




--------------------------------------------------------------------------------------------------------------------------
 CLARIM ACQUISITION CORP.                                                                    Agenda Number:  935737152
--------------------------------------------------------------------------------------------------------------------------
        Security:  18049C108
    Meeting Type:  Special
    Meeting Date:  07-Dec-2022
          Ticker:  CLRM
            ISIN:  US18049C1080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Redemption Limit Elimination Proposal - To                Mgmt          For                            For
       amend the Company's amended and restated
       certificate of incorporation (the
       "Certificate of Incorporation") to
       eliminate the requirement that the Company
       retain at least $5,000,001 of net tangible
       assets following the redemption of the
       Company's Class A common stock, par value
       $0.0001 per share, in connection with a
       Business Combination (as defined in the
       Certificate of Incorporation) and certain
       amendments of the Certificate of ...(due to
       space limits, see proxy material for full
       proposal).

2.     Early Termination Proposal - To amend the                 Mgmt          For                            For
       Certificate of Incorporation to change the
       date by which the Company must consummate a
       Business Combination from February 2, 2023
       (the "Original Termination Date") to such
       other date as shall be determined by the
       board of directors of the Company and
       publicly announced by the Company, provided
       that such other date shall be no sooner
       than the date of the effectiveness of the
       amendment to the Certificate of
       Incorporation pursuant to the ...(due to
       space limits, see proxy material for full
       proposal).

3.     Early Termination Trust Amendment Proposal                Mgmt          For                            For
       - To amend the Investment Management Trust
       Agreement, dated January 28, 2021 (the
       "Trust Agreement"), by and between the
       Company and Continental Stock Transfer &
       Trust Company, a New York corporation, as
       trustee ("Continental") to change the date
       on which Continental must commence
       liquidation of the trust account
       established in connection with the
       Company's initial public offering from the
       Original Termination Date to the Early
       ...(due to space limits, see proxy material
       for full proposal).

4.     Adjournment Proposal - To adjourn the                     Mgmt          For                            For
       Stockholder Meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       Stockholder Meeting, there are insufficient
       shares of common stock, par value $0.0001
       per share, represented (either in person or
       by proxy) to constitute a quorum necessary
       to conduct business at the Stockholder
       Meeting or at the time of the Stockholder
       Meeting to approve the ...(due to space
       limits, see proxy material for full
       proposal).




--------------------------------------------------------------------------------------------------------------------------
 CONX CORP.                                                                                  Agenda Number:  935722062
--------------------------------------------------------------------------------------------------------------------------
        Security:  212873103
    Meeting Type:  Special
    Meeting Date:  31-Oct-2022
          Ticker:  CONX
            ISIN:  US2128731039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend the Company's Amended and Restated                  Mgmt          For                            For
       Articles of Incorporation to extend the
       date by which the Company has to consummate
       a business combination from November 3,
       2022 to June 3, 2023 (or such earlier date
       as determined by the board of directors).

2.     Adjourn the Special Meeting to a later date               Mgmt          For                            For
       or dates, if necessary, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes
       for, or otherwise in connection with, the
       approval of Proposal 1.




--------------------------------------------------------------------------------------------------------------------------
 CRESCERA CAPITAL ACQUISITION CORP                                                           Agenda Number:  935853639
--------------------------------------------------------------------------------------------------------------------------
        Security:  G26507106
    Meeting Type:  Special
    Meeting Date:  16-May-2023
          Ticker:  CREC
            ISIN:  KYG265071061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Amendment Proposal -To amend,               Mgmt          For                            For
       by way of special resolution, CCAP's
       Articles to extend the date (the
       "Termination Date") by which CCAP has to
       consummate a Business Combination (the
       "Extension Amendment") from May 23, 2023
       (the date which is 18 months from the
       closing date of the Company's initial
       public offering of shares of Class A shares
       (the "IPO") (the "Original Termination
       Date") to November 23, 2023 (the date which
       is 24 months from the closing date of the
       Company's IPO) (the "Articles Extension
       Date").

2.     The Redemption Limitation Amendment                       Mgmt          For                            For
       Proposal - To amend, by way of special
       resolution, the Company's Articles, as
       provided by the second resolution in the
       form set forth in Annex A to the
       accompanying proxy statement (the
       "Redemption Limitation Amendment" and such
       proposal, the "Redemption Limitation
       Amendment Proposal") to eliminate from the
       Articles the limitation that the Company
       shall not redeem Class A Ordinary Shares
       included as part of the units sold in the
       IPO (including any shares issued in
       exchange thereof.

3.     The Founder Conversion Amendment Proposal -               Mgmt          For                            For
       To amend, by way of special resolution, the
       Company's Articles, as provided by the
       third resolution in the form set forth in
       Annex A to the accompanying proxy statement
       (the "Founder Conversion Amendment" and
       such proposal, the "Founder Conversion
       Amendment Proposal") to provide that the
       Class B Ordinary Shares may be converted
       either at the time of the consummation of
       the Company's initial Business Combination
       or at any earlier date at the option of the
       holders of the Class B Ordinary Shares.

4.     The Adjournment Proposal - To adjourn, by                 Mgmt          For                            For
       way of ordinary resolution, the Shareholder
       Meeting to a later date or dates, if
       necessary, (i) to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       Shareholder Meeting, (ii) if the holders of
       Public Shares (as defined below) have
       elected to redeem an amount of shares in
       connection with the Extension Amendment
       such that CCAP would not adhere to the
       continued listing requirements of the
       Nasdaq Stock Market LLC ("Nasdaq").




--------------------------------------------------------------------------------------------------------------------------
 CRIXUS BH3 ACQUISITION COMPANY                                                              Agenda Number:  935736275
--------------------------------------------------------------------------------------------------------------------------
        Security:  22677T102
    Meeting Type:  Special
    Meeting Date:  07-Dec-2022
          Ticker:  BHAC
            ISIN:  US22677T1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Charter Amendment Proposal: To amend                  Mgmt          For                            For
       the Company's amended and restated
       certificate of incorporation (the
       "charter") to (a) extend the initial period
       of time by which the Company has to
       consummate an initial business combination
       to August 7, 2023, subject to extension by
       the board of directors of the Company
       ("Board") for up to six additional
       thirty-day periods (the latest of which
       such date is referred to as the "New
       Termination Date").

2.     The Trust Amendment Proposal: To amend the                Mgmt          For                            For
       Trust Agreement to change the initial date
       on which Continental must commence
       liquidation of the Trust Account to the New
       Termination Date or such later date as may
       be approved by our stockholders in
       accordance with the charter (as may be
       amended) if a letter of termination under
       the Trust Agreement is not received by
       Continental prior to such date.

3.1    To re-elect Class I Director to the                       Mgmt          For                            For
       Company's Board, such director to serve
       until the third annual meeting of
       stockholders following the special meeting
       or until the election and qualification of
       their respective successors, subject to
       their earlier death, resignation or
       removal: Jonathan Roth

3.2    To re-elect Class I Director to the                       Mgmt          For                            For
       Company's Board, such director to serve
       until the third annual meeting of
       stockholders following the special meeting
       or until the election and qualification of
       their respective successors, subject to
       their earlier death, resignation or
       removal: Mark Rose

4.     The Auditor Proposal: To ratify the                       Mgmt          For                            For
       selection by the Company's audit committee
       of Grant Thornton LLP to serve as the
       Company's independent registered public
       accounting firm for the fiscal year ending
       December 31, 2022.

5.     The Adjournment Proposal: To approve one or               Mgmt          For                            For
       more adjournments of the special meeting
       from time to time, if requested by the
       chairman of the special meeting.




--------------------------------------------------------------------------------------------------------------------------
 DHB CAPITAL CORP.                                                                           Agenda Number:  935738510
--------------------------------------------------------------------------------------------------------------------------
        Security:  23291W109
    Meeting Type:  Special
    Meeting Date:  08-Dec-2022
          Ticker:  DHBC
            ISIN:  US23291W1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the adoption of an amendment to                Mgmt          For                            For
       the Company's Charter as set forth in Annex
       A of the accompanying proxy statement to
       change the date by which the company must
       either (i) consummate a business
       combination or (ii) cease all operations,
       except for winding up and redeeming shares,
       from March 4, 2023 to such date as shall be
       determined by the Board, but no later than
       December 30, 2022.

2.     To approve the adoption of an amendment to                Mgmt          For                            For
       the Investment Management Trust Agreement,
       dated March 1, 2021, by and between the
       Company and Continental Stock Transfer &
       Trust Company, as trustee, as set forth in
       Annex B of the accompanying proxy
       statement, to change the date on which
       Continental must commence liquidation of
       the trust account from March 4, 2023 to
       such date as shall be determined by the
       Board, but no later than December 30, 2022.

3.     To approve the adjournment of the Special                 Mgmt          For                            For
       Meeting from time to time, if necessary, to
       solicit additional proxies in favor of
       Proposal No. 1 and/or Proposal No. 2 or if
       otherwise determined by the chairperson of
       the Special Meeting to be necessary or
       appropriate.




--------------------------------------------------------------------------------------------------------------------------
 DISRUPTIVE ACQUISITION CORPORATION I                                                        Agenda Number:  935760935
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2770Y102
    Meeting Type:  Special
    Meeting Date:  14-Feb-2023
          Ticker:  DISA
            ISIN:  KYG2770Y1026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal - Amend the                  Mgmt          For                            For
       Company's amended and restated memorandum
       and articles of association to extend the
       date that the Company has to consummate a
       business combination from March 26, 2023 to
       March 26, 2024 or such earlier time that
       shall be determined by the Board in their
       sole discretion.

2.     Trust Amendment Proposal - Amend that                     Mgmt          For                            For
       certain investment management trust
       agreement, dated March 26, 2021, by and
       between the Company and Continental Stock
       Transfer & Trust Company, as trustee
       ("Continental"), to change the date on
       which Continental must commence liquidation
       of the trust account to the earliest of (i)
       the Company's completion of a business
       combination, (ii) March 26, 2024 and (iii)
       such earlier time that shall be determined
       by the Board in their sole discretion.

3.     Auditor Ratification Proposal - Ratify the                Mgmt          For                            For
       appointment of Marcum LLP as the Company's
       independent registered public accounting
       firm for the fiscal year 2023.

5.     Adjournment Proposal - Adjourn the                        Mgmt          For                            For
       Extraordinary General Meeting to a later
       date or dates, if necessary, to permit
       further solicitation and vote of proxies in
       the event that there are insufficient votes
       for, or otherwise in connection with, the
       approval of other proposals.




--------------------------------------------------------------------------------------------------------------------------
 EVE MOBILITY ACQUISITION CORP.                                                              Agenda Number:  935874633
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3218G109
    Meeting Type:  Special
    Meeting Date:  14-Jun-2023
          Ticker:  EVE
            ISIN:  KYG3218G1091
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Proposal - as a special                     Mgmt          For                            For
       resolution, to amend the Company's Amended
       and Restated Memorandum and Articles of
       Association (the "Charter") pursuant to an
       amendment to the Charter in the form set
       forth in Part 1 of Annex A of the
       accompanying proxy statement to extend the
       date by which the Company must (1)
       consummate a merger, share exchange, asset
       acquisition, share purchase, reorganization
       or similar business combination (an
       "initial business combination") or (2) (i)
       cease ...(due to space limits, see proxy
       material for full proposal).

2.     The Redemption Limitation Amendment                       Mgmt          For                            For
       Proposal - as a special resolution, to
       amend the Charter pursuant to an amendment
       to the Charter in the form set forth in
       Part 2 of Annex A of the accompanying proxy
       statement (the "Redemption Limitation
       Amendment" and such proposal, the
       "Redemption Limitation Amendment Proposal")
       to eliminate from the Charter the
       limitation that the Company shall not
       redeem Class A Ordinary Shares included as
       part of the units sold in the IPO
       (including ...(due to space limits, see
       proxy material for full proposal).

3.     The Optional Conversion Amendment Proposal                Mgmt          For                            For
       - as a special resolution, to amend the
       Charter pursuant to an amendment to the
       Charter in the form set forth in Part 3 of
       Annex A of the accompanying proxy statement
       to provide for the right of a holder of
       Class B ordinary shares, par value $0.0001
       per share, of the Company ("Class B
       Ordinary Shares"), to convert such Class B
       Ordinary Shares into Class A Ordinary
       Shares on a one-for-one basis at any time
       and from time to time prior to the ...(due
       to space limits, see proxy material for
       full proposal).

4.     The Adjournment Proposal - as an ordinary                 Mgmt          For                            For
       resolution, to approve the adjournment of
       the Extraordinary General Meeting to a
       later date or dates, if necessary or
       convenient, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of the
       Extension Proposal, the Redemption
       Limitation Amendment Proposal and/or the
       Optional Conversion Amendment Proposal (the
       "Adjournment Proposal"), which will only be
       ...(due to space limits, see proxy material
       for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 FG MERGER CORP.                                                                             Agenda Number:  935867690
--------------------------------------------------------------------------------------------------------------------------
        Security:  30324Y101
    Meeting Type:  Special
    Meeting Date:  26-May-2023
          Ticker:  FGMC
            ISIN:  US30324Y1010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The FGMC Business Combination Proposal - to               Mgmt          For                            For
       consider and vote upon a proposal to
       approve the Merger Agreement and Plan of
       Reorganization (the "Merger Agreement"),
       dated as of January 5, 2023, by and among
       FGMC, FG Merger Sub Inc., a Nevada
       corporation and a direct, wholly-owned
       subsidiary of FGMC ("Merger Sub"), and
       iCoreConnect Inc., a Nevada corporation
       ("iCoreConnect") and the transactions
       contemplated thereby (the "Business
       Combination"), a copy of which is attached
       to the ...(due to space limits, see proxy
       material for full proposal).

2.     The FGMC Common Conversion Proposal - to                  Mgmt          For                            For
       adopt an amendment and restatement (the
       "Second Amended and Restated Certificate")
       to the amended and restated certificate of
       incorporation of FGMC (the "Current
       Charter"), whereby in connection with the
       Closing, FGMC and the stockholders of FGMC
       shall effectuate an equity conversion, in
       which the FGMC Common Stock outstanding as
       of the date thereof is converted into a
       single class of FGMC Preferred Stock with
       the rights and obligations outlined in the
       ...(due to space limits, see proxy material
       for full proposal).

3.     The FGMC Charter Amendment Proposal - to                  Mgmt          For                            For
       approve an amendment and restatement of
       FGMC's amended and restated certificate of
       incorporation (the "Current Charter") in
       the form of the Proposed Charter attached
       to the joint proxy statement/prospectus as
       Annex C-1 to, among other things, change
       the name of FGMC to iCoreConnect Inc. and
       effect the amendments relating to corporate
       governance described below in FGMC Proposal
       4. This Proposal is called the "FGMC
       Charter Amendment Proposal" or "FGMC
       Proposal 3."

4A.    The FGMC Advisory Charter Proposal - To                   Mgmt          For                            For
       approve and adopt, on a non-binding
       advisory basis, certain differences in the
       governance provisions set forth in the
       Proposed Charter - that, upon the
       consummation of the Business Combination,
       the Bylaws of FGMC ("Current Bylaws") be
       succeeded by the proposed new bylaws
       ("Proposed Bylaws") of the Combined
       Company, a copy of which is attached to the
       joint proxy statement/prospectus as Annex
       C-2.

4B.    The FGMC Advisory Charter Proposal - To                   Mgmt          For                            For
       approve and adopt, on a non-binding
       advisory basis, certain differences in the
       governance provisions set forth in the
       Proposed Charter - that the authorized
       capital of the Combined Company will be (a)
       100,000,000 shares of common stock, par
       value $0.0001 per share, and (b) 40,000,000
       shares of preferred stock, par value
       $0.0001 per share.

4C.    The FGMC Advisory Charter Proposal - To                   Mgmt          For                            For
       approve and adopt, on a non-binding
       advisory basis, certain differences in the
       governance provisions set forth in the
       Proposed Charter - that the Combined
       Company's corporate existence will be
       perpetual, and to omit from the Proposed
       Charter the various provisions applicable
       only to special purpose acquisition
       companies.

4D.    The FGMC Advisory Charter Proposal - To                   Mgmt          For                            For
       approve and adopt, on a non-binding
       advisory basis, certain differences in the
       governance provisions set forth in the
       Proposed Charter - that, upon the
       consummation of the Business Combination,
       all other changes necessary or desirable in
       connection with the approval of the
       Proposed Charter and Proposed Bylaws as
       part of the Business Combination are
       approved.

5.     The FGMC Nasdaq Proposal - to consider and                Mgmt          For                            For
       vote upon a proposal to approve the
       issuance of more than 20% of the issued and
       outstanding shares of FGMC Common Stock in
       connection with the issuance of a maximum
       of 9,800,000 shares of FGMC Common Stock
       (subject to adjustment as described
       elsewhere herein) pursuant to the terms of
       the Merger Agreement, which will result in
       a change of control, as required by Nasdaq
       Listing Rules 5635(a), (b), (c) and (d).
       This Proposal is called the "FGMC Nasdaq
       Proposal" or "FGMC Proposal 5."

6A.    Election of Director: Robert McDermott                    Mgmt          For                            For

6B.    Election of Director: Kevin Patrick                       Mgmt          For                            For
       McDermott

6C.    Election of Director: Harry Joseph Travis                 Mgmt          For                            For

6D.    Election of Director: John Robert Pasqual                 Mgmt          For                            For

6E.    Election of Director: Joseph Anthony Gitto                Mgmt          For                            For

7.     The FGMC Incentive Plan Proposal - to                     Mgmt          For                            For
       approve the 2023 Stock Plan (the "Incentive
       Plan"), a copy of which is attached to the
       joint proxy statement/prospectus as Annex
       D, in connection with the Business
       Combination. This Proposal is called the
       "FGMC Incentive Plan Proposal" or "FGMC
       Proposal 7."

8.     The NTA Requirement Amendment Proposal - to               Mgmt          For                            For
       amend the Current Charter to expand the
       methods that FGMC may employ to not become
       subject to the "penny stock" rules of the
       Securities and Exchange Commission. This
       Proposal is called the "FGMC NTA
       Requirement Amendment Proposal" or "FGMC
       Proposal 8".

9.     The FGMC Adjournment Proposal - to consider               Mgmt          For                            For
       and vote upon a proposal to approve the
       adjournment of the FGMC Special Meeting by
       the chairman thereof to a later date, if
       necessary, under certain circumstances,
       including for the purpose of soliciting
       additional proxies in favor of the FGMC
       Business Combination Proposal, in the event
       FGMC does not receive the requisite
       stockholder vote to approve the Proposal.
       This Proposal is called the "FGMC
       Adjournment Proposal" or "FGMC Proposal 9."




--------------------------------------------------------------------------------------------------------------------------
 FINNOVATE ACQUISITION CORP.                                                                 Agenda Number:  935860115
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3R34K103
    Meeting Type:  Special
    Meeting Date:  08-May-2023
          Ticker:  FNVT
            ISIN:  KYG3R34K1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve, by way of special resolution,                 Mgmt          For                            For
       an amendment to the Company's amended and
       restated memorandum and articles of
       association in the form set forth in Annex
       A of the accompanying proxy statement, to
       extend the date by which the Company would
       be permitted to consummate an initial
       business combination from May 8, 2023 to
       May 8, 2024, as well as to permit the
       Board, in its sole discretion, to elect to
       wind up the Company's operations on an
       earlier date, pursuant to the resolution
       set forth in Proposal No. 1 of the
       accompanying proxy statement.

2.     To approve, by way of special resolution,                 Mgmt          For                            For
       an amendment to the Company's amended and
       restated memorandum and articles of
       association in the form set forth in Annex
       B of the accompanying proxy statement to
       provide for the right of a holder of Class
       B ordinary shares, par value $0.0001 per
       share to convert such shares into Class A
       ordinary shares, par value $0.0001 per
       share on a one-for-one basis prior to
       closing of a business combination at
       election of the holder pursuant to the
       resolution set forth in Proposal No. 2 of
       accompanying proxy statement.

3.     Adjournment Proposal - A proposal to                      Mgmt          For                            For
       approve, by way of ordinary resolution, the
       adjournment of the Meeting to a later date
       or dates, if necessary, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes
       for, or otherwise in connection with, the
       approval of Proposal No. 1 or Proposal No.
       2, pursuant to the resolution set forth in
       Proposal No. 3 of the accompanying proxy
       statement.




--------------------------------------------------------------------------------------------------------------------------
 FINSERV ACQUISITION CORP. II                                                                Agenda Number:  935764197
--------------------------------------------------------------------------------------------------------------------------
        Security:  31809Y103
    Meeting Type:  Special
    Meeting Date:  20-Feb-2023
          Ticker:  FSRX
            ISIN:  US31809Y1038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal: Amend the                   Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to extend the date by
       which the Company has to consummate a
       Business Combination from February 22, 2023
       to August 22, 2023 (or such earlier date as
       determined by the Board).

2.     Auditor Ratification Proposal: Ratification               Mgmt          For                            For
       of the selection of WithumSmith+Brown, PC
       by the audit committee of the Company's
       board of directors to serve as the
       Company's independent registered public
       accounting firm for the year ending
       December 31, 2022.

3.     Adjournment Proposal: Adjourn the Meeting                 Mgmt          For                            For
       to a later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or otherwise in
       connection with, the approval of Proposal 1
       or Proposal 2.




--------------------------------------------------------------------------------------------------------------------------
 FLAME ACQUISITION CORP.                                                                     Agenda Number:  935766343
--------------------------------------------------------------------------------------------------------------------------
        Security:  33850F108
    Meeting Type:  Special
    Meeting Date:  27-Feb-2023
          Ticker:  FLME
            ISIN:  US33850F1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To amend Flame's Amended and Restated                     Mgmt          For                            For
       Certificate of Incorporation (our
       "charter") to extend the date by which
       Flame must consummate a business
       combination (the "Extension") from March 1,
       2023 (the date that is 24 months from the
       closing date of Flame's initial public
       offering of units (the "IPO")) to September
       1, 2023 (the date that is 30 months from
       the closing date of the IPO) (the
       "Extension Amendment Proposal").

2.     A proposal to approve the adjournment of                  Mgmt          For                            For
       the special meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes to
       approve the Extension Amendment Proposal or
       if we determine that additional time is
       necessary to effectuate the Extension (the
       "Adjournment Proposal").




--------------------------------------------------------------------------------------------------------------------------
 FUSION ACQUISITION CORP. II                                                                 Agenda Number:  935764185
--------------------------------------------------------------------------------------------------------------------------
        Security:  36118N102
    Meeting Type:  Special
    Meeting Date:  14-Feb-2023
          Ticker:  FSNB
            ISIN:  US36118N1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To amend (the "Extension Amendment") Fusion               Mgmt          For                            For
       Acquisition Corp. II's (the "Company,"
       "we,"or "our") Second Amended and Restated
       Certificate of Incorporation (our
       "charter") to (i) extend the date by which
       the Company must consummate a business
       combination (the "Extension") from March 2,
       2023 (the date which is 24 months from the
       closing date of the Company's initial
       public offering (the "IPO") of our units
       (the "units") (such date, the "Current
       Outside Date")) to September 2, 2023 (the
       date which ...(due to space limits, see
       proxy statement for full proposal).

2.     To approve the adjournment of the special                 Mgmt          For                            For
       meeting to a later date or dates, if
       necessary or appropriate, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes to
       approve, or otherwise in connection with,
       the other proposals or if we determine that
       additional time is necessary to effectuate
       the Extension (the "Adjournment Proposal").




--------------------------------------------------------------------------------------------------------------------------
 FUSION ACQUISITION CORP. II                                                                 Agenda Number:  935767383
--------------------------------------------------------------------------------------------------------------------------
        Security:  36118N102
    Meeting Type:  Special
    Meeting Date:  28-Feb-2023
          Ticker:  FSNB
            ISIN:  US36118N1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To amend (the "Extension Amendment") Fusion               Mgmt          For                            For
       Acquisition Corp. II's (the "Company,"
       "we,"or "our") Second Amended and Restated
       Certificate of Incorporation (our
       "charter") to (i) extend the date by which
       the Company must consummate a business
       combination (the "Extension") from March 2,
       2023 (the date which is 24 months from the
       closing date of the Company's initial
       public offering (the "IPO") of our units
       (the "units") (such date, the "Current
       Outside Date")) to September 2, 2023 (the
       date which is ...(due to space limits, see
       proxy material for full proposal).

2.     To amend (the "Founder Share Amendment"                   Mgmt          For                            For
       and, together with the Extension Amendment,
       the "Charter Amendments") our charter to
       provide holders of Class B common stock,
       par value $0.0001 per share, of the Company
       ("founder shares" or "Class B Common
       Stock") the right to convert any and all
       their Class B Common Stock into Class A
       common stock, par value $0.0001 per share
       of the Company ("Class A Common Stock"), on
       a one-for-one basis prior to the closing of
       a business combination at the election
       ...(due to space limits, see proxy material
       for full proposal).

3.     To approve the adjournment of the special                 Mgmt          For                            For
       meeting to a later date or dates, if
       necessary or appropriate, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes to
       approve, or otherwise in connection with,
       the other proposals or if we determine that
       additional time is necessary to effectuate
       the Extension (the "Adjournment Proposal").




--------------------------------------------------------------------------------------------------------------------------
 GAMES & ESPORTS EXPERIENCE ACQ CORP.                                                        Agenda Number:  935768828
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3731J119
    Meeting Type:  Special
    Meeting Date:  06-Mar-2023
          Ticker:  GEEX
            ISIN:  KYG3731J1195
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal - Amend the                  Mgmt          For                            For
       Company's amended and restated articles of
       association to: (A) extend the date by
       which the Company has to complete an
       initial business combination from March 7,
       2023 to December 7, 2023, by electing to
       extend the date to consummate an initial
       business combination on a monthly basis for
       up to nine times by an additional one month
       each time after March 7, 2023 to December
       7, 2023, unless the closing of the
       Company's initial business combination
       shall ...(due to space limits, see proxy
       material for full proposal).

2.     Adjournment Proposal - Approve the                        Mgmt          For                            For
       adjournment of the Extraordinary General
       Meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of the
       Extension Amendment Proposal.




--------------------------------------------------------------------------------------------------------------------------
 GARDINER HEALTHCARE ACQUISITION CORP.                                                       Agenda Number:  935746719
--------------------------------------------------------------------------------------------------------------------------
        Security:  365506104
    Meeting Type:  Special
    Meeting Date:  21-Dec-2022
          Ticker:  GDNR
            ISIN:  US3655061048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Charter Amendment Proposal - A proposal               Mgmt          For                            For
       to amend Gardiner Healthcare's amended and
       restated certificate of incorporation to
       allow us to extend the date by which we
       have to consummate a business combination
       (the "Combination Period") for an
       additional three months, from December 27,
       2022 (the date which is 12 months from the
       closing date of our initial public offering
       of our units) to March 27, 2023.

2.     The Trust Amendment Proposal - A proposal                 Mgmt          For                            For
       to amend the Investment Management Trust
       Agreement, dated December 21, 2021, by and
       between Continental Stock Transfer & Trust
       Company and Gardiner Healthcare, to allow
       us to extend the Combination Period for an
       additional three (3) months, from December
       27, 2022 to March 27, 2023.

3a.    Re-election of Director: Marc F. Pelletier                Mgmt          For                            For

3b.    Re-election of Director: Paul R. McGuirk                  Mgmt          For                            For

3c.    Re-election of Director: Janelle R.                       Mgmt          For                            For
       Anderson

3d.    Re-election of Director: Frank C.                         Mgmt          For                            For
       Sciavolino

3e.    Re-election of Director: James P. Linton                  Mgmt          For                            For

3f.    Re-election of Director: Thomas F. Ryan,                  Mgmt          For                            For
       Jr.

3g.    Re-election of Director: Matthew Rossen                   Mgmt          For                            For

4.     The Auditor Proposal - A proposal to ratify               Mgmt          For                            For
       the selection by our Audit Committee of BDO
       USA, LLP to serve as the Company's
       independent registered public accounting
       firm for the fiscal year ending December
       31, 2022.




--------------------------------------------------------------------------------------------------------------------------
 GIGCAPITAL5, INC.                                                                           Agenda Number:  935711590
--------------------------------------------------------------------------------------------------------------------------
        Security:  37519U109
    Meeting Type:  Special
    Meeting Date:  23-Sep-2022
          Ticker:  GIA
            ISIN:  US37519U1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Charter Amendment: Amend the Company's                    Mgmt          For                            For
       Amended and Restated Certificate of
       Incorporation, giving the Company the right
       to extend the date by which it has to
       consummate a business combination six (6)
       times for an additional one (1) month each
       time, from September 28, 2022 to March 28,
       2023 (i.e., for a period of time ending 18
       months from the consummation of its initial
       public offering), provided that the Sponsor
       (or its designees) must deposit into the
       Trust Account for each one- month extension
       funds equal to $160,000.

2.     Trust Amendment: Amend the Company's                      Mgmt          For                            For
       investment management trust agreement,
       dated as of September 23, 2021, by and
       between the Company and Continental Stock
       Transfer & Trust Company, allowing the
       Company to (a) extend the Combination
       Period six (6) times for an additional one
       (1) month each time from September 28, 2022
       to March 28, 2023 by depositing into the
       Trust Account for each one-month extension,
       the sum of $160,000.




--------------------------------------------------------------------------------------------------------------------------
 GLASS HOUSES ACQUISITION CORP.                                                              Agenda Number:  935741985
--------------------------------------------------------------------------------------------------------------------------
        Security:  37714P103
    Meeting Type:  Special
    Meeting Date:  16-Dec-2022
          Ticker:  GLHA
            ISIN:  US37714P1030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Redemption Limit Elimination Proposal: To                 Mgmt          For                            For
       amend the Company's amended and restated
       certificate of incorporation (the
       "Certificate of Incorporation") to
       eliminate the requirement that the Company
       retain at least $5,000,001 of net tangible
       assets following the redemption of the
       Company's Class A common stock, par value
       $0.0001 per share, in connection with a
       Business Combination (as defined in the
       Certificate of Incorporation) and certain
       amendments of the Certificate of ...(due to
       space limits,see proxy material for full
       proposal).

2.     Early Termination Proposal: To amend the                  Mgmt          For                            For
       Certificate of Incorporation to change the
       date by which the Company must consummate a
       Business Combination from March 25, 2023
       (the "Original Termination Date") to such
       other date as shall be determined by the
       board of directors of the Company and
       publicly announced by the Company, provided
       that such other date shall be no sooner
       than the date of the effectiveness of the
       amendment to the Certificate of
       Incorporation pursuant to the General
       ...(due to space limits,see proxy material
       for full proposal).

3.     Adjournment Proposal: To adjourn the                      Mgmt          For                            For
       Stockholder Meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       Stockholder Meeting, there are insufficient
       shares of common stock represented (either
       in person or by proxy) to constitute a
       quorum necessary to conduct business at the
       Stockholder Meeting or at the time of the
       Stockholder Meeting to approve the
       Redemption Limit Elimination Proposal or
       the Early Termination Proposal.




--------------------------------------------------------------------------------------------------------------------------
 GLOBAL CONSUMER ACQUISITION CORP.                                                           Agenda Number:  935721325
--------------------------------------------------------------------------------------------------------------------------
        Security:  37892B108
    Meeting Type:  Special
    Meeting Date:  10-Nov-2022
          Ticker:  GACQ
            ISIN:  US37892B1089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Luminex Business Combination Proposal -               Mgmt          For                            For
       To consider and vote, assuming the Charter
       Proposal (as defined below) is approved and
       adopted, upon a proposal to approve the
       transactions contemplated under the Luminex
       SPA (such proposal, the "Luminex Business
       Combination Proposal"). A copy of the
       Luminex SPA is attached to the proxy
       statement as Annex A.

2.     The GP Global Business Combination Proposal               Mgmt          For                            For
       - To consider and vote, assuming the
       Charter Proposal is approved and adopted,
       upon a proposal to approve the transactions
       contemplated under the GP Global SPA (such
       proposal, the "GP Global Business
       Combination Proposal"). A copy of the GP
       Global SPA is attached to the proxy
       statement as Annex B.

3.     The Charter Proposal - to consider and                    Mgmt          For                            For
       vote, assuming that the Luminex Business
       Combination Proposal is approved and
       adopted, upon a proposal to approve the
       proposed Second Amended and Restated
       Certificate of Incorporation of GACQ, a
       copy of which is attached to the proxy
       statement as Annex C (the "Proposed
       Charter," and such proposal, the "Charter
       Proposal").

4a.    The Advisory Charter Proposal A - To                      Mgmt          For                            For
       approve and adopt, on a non-binding
       advisory basis, the following material
       differences between the Proposed Charter
       and the Current Charter, which are being
       presented in accordance with the
       requirements of the U.S. Securities and
       Exchange Commission (the "SEC") as separate
       sub- proposals (which we refer to,
       collectively, as the "Advisory Charter
       Proposals"): Name of the Combined Company.

4b.    The Advisory Charter Proposal B - To                      Mgmt          For                            For
       approve and adopt, on a non-binding
       advisory basis, the following material
       differences between the Proposed Charter
       and the Current Charter, which are being
       presented in accordance with the
       requirements of the U.S. Securities and
       Exchange Commission (the "SEC") as separate
       sub- proposals (which we refer to,
       collectively, as the "Advisory Charter
       Proposals"): Provisions Specific to a Blank
       Check Company.

4c.    The Advisory Charter Proposal C - To                      Mgmt          For                            For
       approve and adopt, on a non- binding
       advisory basis, the following material
       differences between the Proposed Charter
       and the Current Charter, which are being
       presented in accordance with the
       requirements of the U.S. Securities and
       Exchange Commission (the "SEC") as separate
       sub- proposals (which we refer to,
       collectively, as the "Advisory Charter
       Proposals"): Authorized Shares of Combined
       Company's Preferred Stock.

4d.    The Advisory Charter Proposal D - To                      Mgmt          For                            For
       approve and adopt, on a non-binding
       advisory basis, the following material
       differences between the Proposed Charter
       and the Current Charter, which are being
       presented in accordance with the
       requirements of the U.S. Securities and
       Exchange Commission (the "SEC") as separate
       sub- proposals (which we refer to,
       collectively, as the "Advisory Charter
       Proposals"): Voting Threshold for Director
       Removal.

4e.    The Advisory Charter Proposal E - To                      Mgmt          For                            For
       approve and adopt, on a non-binding
       advisory basis, the following material
       differences between the Proposed Charter
       and the Current Charter, which are being
       presented in accordance with the
       requirements of the U.S. Securities and
       Exchange Commission (the "SEC") as separate
       sub- proposals (which we refer to,
       collectively, as the "Advisory Charter
       Proposals"): Business Combinations.

5.     The Nasdaq Proposal - To consider and vote                Mgmt          For                            For
       upon a proposal to approve the issuance of
       more than 20% of the issued and outstanding
       shares of GACQ Common Stock in connection
       with the issuance of a maximum of 8,170,000
       shares of GACQ Common Stock (subject to
       adjustment as described in the Proxy
       Statement) pursuant to the terms of the GP
       Global SPA, which will result in a change
       of control, as required by Nasdaq Listing
       Rule 5635(a) and 5635(b) (such proposal,
       the "Nasdaq Proposal").

6a.    Election of Director: Sergio Pedreiro                     Mgmt          For                            For

6b.    Election of Director: Rohan Ajila                         Mgmt          For                            For

6c.    Election of Director: Gautham Pai                         Mgmt          For                            For

6d.    Election of Director: Art Drogue                          Mgmt          For                            For

6e.    Election of Director: Tom Clausen                         Mgmt          For                            For

6f.    Election of Director: Dennis Tse                          Mgmt          For                            For

7.     The Incentive Plan Proposal - To consider                 Mgmt          For                            For
       and vote, assuming the Luminex Business
       Combination Proposal is approved and
       adopted, upon a proposal to approve the
       Ascense Brands Inc. 2022 Omnibus Incentive
       Plan, a copy of which is attached to the
       proxy statement as Annex D, in connection
       with the Business Combinations (the "Equity
       Incentive Plan," and such proposal, the
       "Incentive Plan Proposal").

8.     The Current Charter Amendment Proposal - To               Mgmt          For                            For
       consider and vote upon a proposal to modify
       Article SIXTH (D) in the Current Charter in
       order to expand the methods that GACQ may
       employ to not become subject to the "penny
       stock" rules of the Securities and Exchange
       Commission (such proposal, the "Current
       Charter Amendment Proposal").

9.     The Adjournment Proposal - To consider and                Mgmt          For                            For
       vote upon a proposal to adjourn the Meeting
       to a later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the Meeting, there are not
       sufficient votes to approve each of the
       Luminex Business Combination Proposal, GP
       Global Business Combination Proposal, the
       Charter Proposal, the Nasdaq Proposal, the
       Directors Proposal, the Incentive Plan
       Proposal, and the Current Charter Amendment
       Proposal (such proposal, the "Adjournment
       Proposal").




--------------------------------------------------------------------------------------------------------------------------
 GLOBAL PARTNER ACQUISITION CORP II                                                          Agenda Number:  935753877
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3934P102
    Meeting Type:  Special
    Meeting Date:  11-Jan-2023
          Ticker:  GPAC
            ISIN:  KYG3934P1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Amendment Proposal -                        Mgmt          For                            For
       RESOLVED, as a special resolution that
       subject to the approval of Proposal No. 2 -
       the Insider Letter Amendment Proposal: a)
       Article 49.8 of Global Partner's Amended
       and Restated Memorandum and Articles of
       Association be deleted in its entirety and
       replaced with the following new Article
       49.8: "In the event that the Company does
       not consummate a Business Combination upon
       the date which is the later of (i) 14 April
       2023 (or 14 January 2024, if applicable
       ...(due to space limits, see proxy material
       for full proposal).

2.     Insider Letter Amendment Proposal -                       Mgmt          For                            For
       RESOLVED, as an ordinary resolution
       (subject to the approval of Proposal No. 1
       - the Extension Amendment Proposal), that
       the amendment to the Letter Agreement,
       dated January 11, 2021, by and among Global
       Partner Sponsor II LLC (the "Sponsor"),
       Global Partner and Global Partner's
       officers and directors (the "Letter
       Agreement"), to allow the Sponsor to
       transfer its holdings in Global Partner,
       directly or indirectly, to affiliate(s) of
       Antarctica Capital ...(due to space limits,
       see proxy material for full proposal).

3.     The Adjournment Proposal - RESOLVED, as an                Mgmt          For                            For
       ordinary resolution, that the adjournment
       of the Shareholder Meeting to a later date
       or dates if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       Shareholder Meeting, there are insufficient
       Class A ordinary shares, par value $0.0001
       per share, and Class B ordinary shares, par
       value $0.0001 per share, in the capital of
       Global Partner represented (either in
       person or by proxy) to approve ...(due to
       space limits, see proxy material for full
       proposal).




--------------------------------------------------------------------------------------------------------------------------
 GLOBALINK INVESTMENT, INC.                                                                  Agenda Number:  935769363
--------------------------------------------------------------------------------------------------------------------------
        Security:  37892F109
    Meeting Type:  Special
    Meeting Date:  06-Mar-2023
          Ticker:  GLLI
            ISIN:  US37892F1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal - Amend the                  Mgmt          For                            For
       Company's charter to extend the date by
       which the Company must (i) consummate a
       business combination,(ii) cease its
       operations if it fails to complete such
       business combination, and (iii) redeem or
       repurchase 100% of the Company's
       outstanding public shares of common stock
       included as part of the units sold in the
       Company's IPO.

2.     Trust Amendment Proposal - Amend the                      Mgmt          For                            For
       Company's investment management trust
       agreement, dated as December 6, 2021 (the
       "Trust Agreement"), between the Company &
       Continental Stock Transfer & Trust Company
       (the "Trustee"), extending time for the
       Company to complete its initial business
       combination under the Trust Agreement from
       15 months from the consummation of the IPO,
       or March 9, 2023 (or up to 21 months from
       the consummation of the IPO if the Company
       elects to extend the date to consummate a
       business combination.

3.     Adjournment Proposal - Approve the                        Mgmt          For                            For
       adjournment of the Special Meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or otherwise in
       connection with, the approval of the
       Extension Amendment Proposal and the Trust
       Amendment Proposal. This is referred to as
       the "Adjournment Proposal."




--------------------------------------------------------------------------------------------------------------------------
 GOAL ACQUISITIONS CORP.                                                                     Agenda Number:  935758055
--------------------------------------------------------------------------------------------------------------------------
        Security:  38021H107
    Meeting Type:  Special
    Meeting Date:  07-Feb-2023
          Ticker:  PUCK
            ISIN:  US38021H1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Charter Amendment Proposal - A proposal               Mgmt          For                            For
       to amend our amended and restated
       certificate of incorporation (the
       "Charter") to (a) extend the initial period
       of time by which we have to consummate an
       initial business combination to March 18,
       2023, subject to extension by our board of
       directors (the "Board") for up to five
       additional thirty-day periods (the latest
       of which such date is referred to as the
       "New Termination Date"), provided that, in
       each case, Goal Acquisitions Sponsor LLC
       (the "Sponsor") (or its ...(due to space
       limits, see proxy material for full
       proposal).

2.     Trust Amendment Proposal - A proposal to                  Mgmt          For                            For
       amend the Trust Agreement pursuant to an
       amendment in the form set forth in Annex B
       of the accompanying proxy statement, to
       change the initial date on which
       Continental must commence liquidation of
       the Trust Account to the New Termination
       Date or such later date as may be approved
       by our stockholders in accordance with the
       Charter (as may be amended) if a letter of
       termination under the Trust Agreement is
       not received by Continental prior to such
       date (the "Trust Amendment Proposal").

3.     The Adjournment Proposal - A proposal to                  Mgmt          For                            For
       approve one or more adjournments of the
       Special Meeting from time to time if
       requested by the chairman of the Special
       Meeting (the "Adjournment Proposal").




--------------------------------------------------------------------------------------------------------------------------
 GOLDEN ARROW MERGER CORP.                                                                   Agenda Number:  935745135
--------------------------------------------------------------------------------------------------------------------------
        Security:  380799106
    Meeting Type:  Special
    Meeting Date:  16-Dec-2022
          Ticker:  GAMC
            ISIN:  US3807991068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Charter Amendment Proposal: To amend                  Mgmt          For                            For
       (the "Charter Amendment") the Company's
       Amended and Restated Certificate of
       Incorporation to extend the date by which
       the Company has to consummate a business
       combination (the "Extension") for an
       additional twelve months, from March 19,
       2023 to March 19, 2024 or such earlier date
       as determined by the Company's board of
       directors (such later date, the "Extended
       Date").

2.     The Trust Amendment Proposal: To amend the                Mgmt          For                            For
       Investment Management Trust Agreement,
       dated as of March 16, 2021, by and between
       the Company and Continental Stock Transfer
       & Trust Company, to provide for the
       Extension to the Extended Date pursuant to
       the Charter Amendment.

3.     The Adjournment Proposal: To direct the                   Mgmt          For                            For
       chairman of the special meeting to adjourn
       the special meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       special meeting, there are not sufficient
       votes to approve one or more of the
       foregoing proposals or the Board determines
       before the special meeting that it is not
       necessary or no longer desirable to proceed
       with the Charter Amendment Proposal and the
       Trust Amendment Proposal.




--------------------------------------------------------------------------------------------------------------------------
 GOLDEN ARROW MERGER CORP.                                                                   Agenda Number:  935769351
--------------------------------------------------------------------------------------------------------------------------
        Security:  380799106
    Meeting Type:  Special
    Meeting Date:  15-Mar-2023
          Ticker:  GAMC
            ISIN:  US3807991068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Charter Amendment Proposal - To amend                 Mgmt          For                            For
       (the "Charter Amendment") the Company's
       Amended and Restated Certificate of
       Incorporation to extend the date by which
       the Company has to consummate a business
       combination (the "Extension") for an
       additional nine months, from March 19, 2023
       to December 19, 2023 or such earlier date
       as determined by the Company's board of
       directors (such later date, the "Extended
       Date").

2.     The Trust Amendment Proposal - To amend the               Mgmt          For                            For
       Investment Management Trust Agreement,
       dated as of March 16, 2021, by and between
       the Company and Continental Stock Transfer
       & Trust Company, to provide for the
       Extension to the Extended Date pursuant to
       the Charter Amendment.

3.     The Adjournment Proposal - To direct the                  Mgmt          For                            For
       chairman of the special meeting to adjourn
       the special meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       special meeting, there are not sufficient
       votes to approve one or more of the
       foregoing proposals or the Board determines
       before the special meeting that it is not
       necessary or no longer desirable to proceed
       with the Charter Amendment Proposal and the
       Trust Amendment Proposal.




--------------------------------------------------------------------------------------------------------------------------
 GX ACQUISITION CORP. II                                                                     Agenda Number:  935749145
--------------------------------------------------------------------------------------------------------------------------
        Security:  36260F105
    Meeting Type:  Annual
    Meeting Date:  28-Dec-2022
          Ticker:  GXII
            ISIN:  US36260F1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Election of Class I Director to serve until               Mgmt          For                            For
       the annual meeting of stockholders of the
       Company to be held in 2025 or until a
       successor is elected and qualified or his
       earlier resignation or removal: Hillel
       Weinberger

2.     Auditor Ratification Proposal: Ratification               Mgmt          For                            For
       of the selection of Marcum LLP by the audit
       committee of the Company's board of
       directors to serve as the Company's
       independent registered public accounting
       firm for the year ending December 31, 2022.




--------------------------------------------------------------------------------------------------------------------------
 GX ACQUISITION CORP. II                                                                     Agenda Number:  935765997
--------------------------------------------------------------------------------------------------------------------------
        Security:  36260F105
    Meeting Type:  Special
    Meeting Date:  15-Mar-2023
          Ticker:  GXII
            ISIN:  US36260F1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     The Business Combination Proposal - To                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve and adopt the Business Combination
       Agreement, dated September 25, 2022 (as may
       be amended from time to time, the "Business
       Combination Agreement"), by and among GX,
       NioCorp Developments Ltd., a company
       organized under the laws of the Province of
       British Columbia ("NioCorp"), and Big Red
       Merger Sub Ltd, a Delaware Corp. and a
       direct wholly owned subsidiary of NioCorp
       ("Merger Sub"), and the transactions
       contemplated thereby, pursuant to which,
       among other transactions.

2)     The Charter Amendment Proposal - To                       Mgmt          For                            For
       consider and vote upon a proposal to
       approve the amendment to the current
       Amended and Restated Certificate of
       Incorporation of GX (the "GX Existing
       Charter"), as of immediately prior to the
       effective time of the First Merger, to
       remove the automatic conversion of GX
       Founder Shares into GX Class A Shares (such
       amendment, the "GX Charter Amendment").

3)     To approve the following material                         Mgmt          For                            For
       differences in the proposed updated Amended
       and Restated Certificate of Incorporation:
       a non-binding, advisory proposal to
       increase the number of authorized shares of
       GX Class A Shares and GX Founder Shares
       ("Proposal No. 3").

4)     To approve the following material                         Mgmt          For                            For
       differences in the proposed updated Amended
       and Restated Certificate of Incorporation:
       a non-binding, advisory proposal to
       increase the number of authorized shares of
       preferred stock of GX ("Proposal No. 4").

5)     To approve the following material                         Mgmt          For                            For
       differences in the proposed updated Amended
       and Restated Certificate of Incorporation:
       a non-binding, advisory proposal to
       declassify the board of directors from
       three classes to one class ("Proposal No.
       5").

6)     To approve the following material                         Mgmt          For                            For
       differences in the proposed updated Amended
       and Restated Certificate of Incorporation:
       a non-binding, advisory proposal to provide
       for the election or removal of directors
       only upon the vote of holders of GX Class A
       Shares ("Proposal No. 6").

7)     To approve the following material                         Mgmt          For                            For
       differences in the proposed updated Amended
       and Restated Certificate of Incorporation:
       a non-binding, advisory proposal to require
       the affirmative vote, approval or consent
       of the holders of a majority of the GX
       Founder Shares then held by Exchanging
       Shareholders voting as a separate class, to
       amend, alter, change or repeal any
       provision of GX Proposed Charter which
       affects rights, preferences.

8)     To approve the following material                         Mgmt          For                            For
       differences in the proposed updated Amended
       and Restated Certificate of Incorporation:
       a non-binding, advisory proposal to
       eliminate certain provisions related to the
       consummation of an initial business
       combination that will no longer be relevant
       following the Closing (such as Article IX,
       which sets forth various provisions related
       to our operations as a blank check company
       prior to the consummation of an initial
       business combination, including with
       respect to redemptions and the trust
       account) ("Proposal No. 8").

9)     To approve the following material                         Mgmt          For                            For
       differences in the proposed updated Amended
       and Restated Certificate of Incorporation:
       a non-binding, advisory proposal,
       conditioned upon the approval of Proposals
       No. 3 through No. 8, to approve the GX
       Proposed Charter as a whole, which includes
       the approval of all other changes in the GX
       Proposed Charter that will replace the GX
       Existing Charter, as amended by the GX
       Charter Amendment, as of the Closing
       ("Proposal No. 9" and together with
       Proposals No. 3 through No. 8, the "Charter
       Proposal").

10)    The Adjournment Proposal - To consider and                Mgmt          For                            For
       vote upon a proposal to adjourn the special
       meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies if, based upon the
       tabulated vote at the time of the special
       meeting, there are not sufficient votes to
       approve one or more proposals presented to
       stockholders for a vote.




--------------------------------------------------------------------------------------------------------------------------
 GX ACQUISITION CORP. II                                                                     Agenda Number:  935766088
--------------------------------------------------------------------------------------------------------------------------
        Security:  36260F105
    Meeting Type:  Special
    Meeting Date:  20-Mar-2023
          Ticker:  GXII
            ISIN:  US36260F1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of an amendment to the Company's                 Mgmt          For                            For
       Amended and Restated Certificate of
       Incorporation to extend the date by which
       the Company has to consummate a business
       combination (the "Extension") for an
       additional three months, from March 22,
       2023 (the "Current Termination Date") to
       June 22, 2023 (the "Extended Termination
       Date") ("Proposal 1").

2.     Adjourn the special meeting to a later date               Mgmt          For                            For
       or dates, if necessary, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes
       for, or otherwise in connection with, the
       approval of Proposal 1.




--------------------------------------------------------------------------------------------------------------------------
 HEALTHCARE AI ACQUISITION CORP                                                              Agenda Number:  935883113
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4373K109
    Meeting Type:  Special
    Meeting Date:  09-Jun-2023
          Ticker:  HAIA
            ISIN:  KYG4373K1094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Amendment Proposal - To                     Mgmt          For                            For
       approve, as a special resolution, an
       amendment to HEALTHCARE AI's Amended and
       Restated Memorandum of Association and
       Articles of Association (as may be amended
       from time to time, together, the "Articles
       of Association") as provided by the first
       resolution in the form set forth in Annex A
       to the accompanying proxy statement, to
       give the Company the right to extend, by
       resolution of the Board, date by which it
       has to consummate a business combination up
       to twelve times for an additional one month
       each time.

2.     The NTA Requirement Amendment Proposal - To               Mgmt          For                            For
       approve, as a special resolution, as
       provided in the second resolution in the
       form set forth in Annex A to the
       accompanying proxy statement, an amendment
       to the Articles of Association to remove
       from the Articles of Association the
       limitation that that HEALTHCARE AI may not
       redeem Public Shares (as defined below) to
       the extent that such redemption would
       result in HEALTHCARE AI having net tangible
       assets (as determined in accordance with
       Rule 3a51-1(g) (1) of the Securities
       Exchange Act of 1934, as amended).

3.     The Founder Share Amendment Proposal - To                 Mgmt          For                            For
       approve, as a special resolution, as
       provided in the third resolution in the
       form set forth in Annex A to the
       accompanying proxy statement, an amendment
       to the Articles of Association to provide
       for the right of a holder of the Company's
       Class B ordinary shares, par value $0.0001
       per share, to convert into Class A ordinary
       shares, par value $0.0001 per share, of the
       Company on a one- for-one basis at any time
       and from time to time prior to the closing
       of a business combination at the election
       of the holder.

4.     The Letter Agreement Amendment Proposal -                 Mgmt          For                            For
       To approve, as an ordinary resolution, an
       amendment to the Letter Agreement, to allow
       the holders of the Class B Ordinary Shares,
       to directly or indirectly, transfer their
       Class B Ordinary Shares to a third party
       prior to the expiration of the applicable
       lock-up period. A copy of the Amendment is
       attached to the proxy statement as Annex B.

5.     The Adjournment Proposal - To approve, as                 Mgmt          For                            For
       an ordinary resolution, the adjournment of
       the Extraordinary General Meeting to a
       later date or dates, if necessary, (i) to
       permit further solicitation there are not
       sufficient votes to approve the Extension
       Amendment Proposal, the NTA Requirement
       Amendment, the Founder Share Amendment
       Proposal or the Letter Agreement Amendment
       Proposal, or (ii) where the board of
       directors of the Company has determined
       that it is otherwise necessary.




--------------------------------------------------------------------------------------------------------------------------
 INFINT ACQUISITION CORPORATION                                                              Agenda Number:  935732520
--------------------------------------------------------------------------------------------------------------------------
        Security:  G47862100
    Meeting Type:  Special
    Meeting Date:  22-Nov-2022
          Ticker:  IFIN
            ISIN:  KYG478621009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Proposal - Amend the                        Mgmt          For                            For
       Company's Amended and Restated Memorandum
       and Articles of Association (the "Charter")
       pursuant to an amendment to the Charter in
       the form set forth in Annex A of the
       accompanying proxy statement.

2.     The Adjournment Proposal - Approve the                    Mgmt          For                            For
       adjournment of the Extraordinary General
       Meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of the
       Proposal 1, which will only be presented at
       the Extraordinary General Meeting if, based
       on the tabulated votes, there are not
       sufficient votes at the time of the
       Extraordinary General Meeting to approve
       Proposal 1.




--------------------------------------------------------------------------------------------------------------------------
 INSIGHT ACQUISITION CORP.                                                                   Agenda Number:  935768246
--------------------------------------------------------------------------------------------------------------------------
        Security:  45784L100
    Meeting Type:  Special
    Meeting Date:  06-Mar-2023
          Ticker:  INAQ
            ISIN:  US45784L1008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of an amendment to the Company's                 Mgmt          For                            For
       Amended and Restated Certificate of
       Incorporation to extend the date by which
       the Company has to consummate a business
       combination (the "Extension") for an
       additional one month, from March 7, 2023 to
       April 7, 2023 (the "Extended Termination
       Date") and thereafter, at the discretion of
       the board of directors of the Company (the
       "Board") and without a vote of the
       stockholders, up to five (5) times for an
       additional one month each time, for a total
       of up to five additional months to
       September 7, 2023.

2.     Approval of an amendment to the Company's                 Mgmt          For                            For
       Amended and Restated Certificate of
       Incorporation to eliminate from the Charter
       the limitation that the Company may not
       redeem public shares to the extent that
       such redemption would result in the Company
       having net tangible assets (as determined
       in accordance with Rule 3a51-1(g)(1) of the
       Exchange Act of less than $5,000,001 in
       order to allow the Company to redeem public
       shares irrespective of whether such
       redemption would exceed the Redemption
       Limitation.

3.     Approval of an amendment to the Company's                 Mgmt          For                            For
       Amended and Restated Certificate of
       Incorporation to provide for the right of a
       holder of Class B common stock of the
       Company, par value $0.0001 per share to
       convert such shares into shares of Class A
       Common Stock of the Company, par value
       $0.0001 per share, on a one-for- one basis
       prior to the closing of a business
       combination at the election of the holder.

4.     Adjourn the Special Meeting to a later date               Mgmt          For                            For
       or dates, if necessary, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes
       for, or otherwise in connection with, the
       approval of Proposal 1 and Proposal 2.




--------------------------------------------------------------------------------------------------------------------------
 INTEGRAL ACQUISITION CORPORATION 1                                                          Agenda Number:  935832863
--------------------------------------------------------------------------------------------------------------------------
        Security:  45827K101
    Meeting Type:  Special
    Meeting Date:  03-May-2023
          Ticker:  INTE
            ISIN:  US45827K1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal: Amend the                   Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to extend the date by
       which the Company has to consummate a
       Business Combination from May 5, 2023 to
       November 3, 2023 or such earlier date as
       determined by the Board in its sole
       discretion.

2.     Adjournment Proposal: Adjourn the Meeting                 Mgmt          For                            For
       to a later date, if necessary, (i) to
       permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the Meeting, there are
       insufficient shares of Class A common stock
       and Class B common stock represented
       (either in person or by proxy) to
       constitute a quorum necessary to conduct
       business at the Meeting, the approval of
       the Extension Amendment Proposal or (ii) if
       holders of Class A common stock have
       elected to redeem an amount of shares in
       connection with the Extension Proposal.




--------------------------------------------------------------------------------------------------------------------------
 INTERPRIVATE II ACQUISITION CORP.                                                           Agenda Number:  935739334
--------------------------------------------------------------------------------------------------------------------------
        Security:  46064Q108
    Meeting Type:  Special
    Meeting Date:  07-Dec-2022
          Ticker:  IPVA
            ISIN:  US46064Q1085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     The Business Combination Proposal - To                    Mgmt          For                            For
       approve and adopt the Agreement and Plan of
       Merger, dated as of May 11, 2022 (as it may
       be amended and/or restated from time to
       time, the "Merger Agreement"), by and among
       InterPrivate II, Getaround, Inc.
       ("Getaround"), TMPST Merger Sub I Inc.
       ("Merger Sub I") and TMPST Merger Sub II
       LLC ("Merger Sub II"), and the transactions
       contemplated thereby (the "Business
       Combination").

2)     The Charter Amendment Proposal - To adopt                 Mgmt          For                            For
       the proposed amended and restated
       certificate of incorporation of
       InterPrivate II attached as Annex B to the
       proxy statement/prospectus (the "Proposed
       Certificate of Incorporation").

3a)    The Governance Proposal - To approve, on a                Mgmt          For                            For
       non-binding advisory basis, the following
       nine separate governance sub-proposals
       relating to the following material
       differences between InterPrivate II's
       current amended and restated certificate of
       incorporation and the Proposed Certificate
       of Incorporation: To change the name of
       InterPrivate II to "Getaround, Inc." from
       the current name of "InterPrivate II
       Acquisition Corp."

3b)    The Governance Proposal - To approve, on a                Mgmt          For                            For
       non-binding advisory basis, the following
       nine separate governance sub-proposals
       relating to the following material
       differences between InterPrivate II's
       current amended and restated certificate of
       incorporation and the Proposed Certificate
       of Incorporation: To eliminate certain
       provisions related to InterPrivate II's
       status as a special purpose acquisition
       company that will no longer be relevant
       following the closing of the Business
       Combination.

3c)    The Governance Proposal - To approve, on a                Mgmt          For                            For
       non-binding advisory basis, the following
       nine separate governance sub-proposals
       relating to the following material
       differences between InterPrivate II's
       current amended and restated certificate of
       incorporation and the Proposed Certificate
       of Incorporation: To increase the number of
       authorized shares of capital stock of
       InterPrivate II from 401,000,000 to
       1,020,000,000 shares, consisting of
       1,000,000,000 shares of common stock and
       20,000,000 shares of preferred stock.

3d)    The Governance Proposal - To approve, on a                Mgmt          For                            For
       non-binding advisory basis, the following
       nine separate governance sub-proposals
       relating to the following material
       differences between InterPrivate II's
       current amended and restated certificate of
       incorporation and the Proposed Certificate
       of Incorporation: To eliminate the rights
       and privileges of InterPrivate II Class B
       common stock and redesignate InterPrivate
       II Class A and Class B common stock as a
       single class of common stock.

3e)    The Governance Proposal - To approve, on a                Mgmt          For                            For
       non-binding advisory basis, the following
       nine separate governance sub-proposals
       relating to the following material
       differences between InterPrivate II's
       current amended and restated certificate of
       incorporation and the Proposed Certificate
       of Incorporation: To increase the required
       voting thresholds to approve amendments to
       the bylaws and certain provisions of the
       Proposed Certificate of Incorporation of
       InterPrivate II.

3f)    The Governance Proposal - To approve, on a                Mgmt          For                            For
       non-binding advisory basis, the following
       nine separate governance sub-proposals
       relating to the following material
       differences between InterPrivate II's
       current amended and restated certificate of
       incorporation and the Proposed Certificate
       of Incorporation: To require a
       supermajority vote for the removal of
       directors for cause.

3g)    The Governance Proposal - To approve, on a                Mgmt          For                            For
       non-binding advisory basis, the following
       nine separate governance sub-proposals
       relating to the following material
       differences between InterPrivate II's
       current amended and restated certificate of
       incorporation and the Proposed Certificate
       of Incorporation: To eliminate the ability
       of stockholders to act by written consent.

3h)    The Governance Proposal - To approve, on a                Mgmt          For                            For
       non-binding advisory basis, the following
       nine separate governance sub-proposals
       relating to the following material
       differences between InterPrivate II's
       current amended and restated certificate of
       incorporation and the Proposed Certificate
       of Incorporation: To remove the provision
       renouncing the corporate opportunity
       doctrine

3i)    The Governance Proposal - To approve, on a                Mgmt          For                            For
       non-binding advisory basis, the following
       nine separate governance sub-proposals
       relating to the following material
       differences between InterPrivate II's
       current amended and restated certificate of
       incorporation and the Proposed Certificate
       of Incorporation: To modify the exclusive
       forum provision.

4)     DIRECTOR
       Sam Zaid                                                  Mgmt          For                            For
       Bruno Bowden                                              Mgmt          For                            For
       Ahmed M. Fattouh                                          Mgmt          For                            For
       Ravi Narula                                               Mgmt          For                            For
       Jeffrey Russakow                                          Mgmt          For                            For
       Neil S. Suslak                                            Mgmt          For                            For

5)     The Equity Incentive Plan Proposal - To                   Mgmt          For                            For
       approve and adopt the Getaround, Inc. 2022
       Equity Incentive Plan established to be
       effective after the closing of the Business
       Combination.

6)     The Employee Stock Purchase Plan Proposal -               Mgmt          For                            For
       To approve and adopt the Getaround, Inc.
       2022 Employee Stock Purchase Plan
       established to be effective after the
       closing of the Business Combination.

7)     The NYSE Proposal - To approve, for                       Mgmt          For                            For
       purposes of complying with applicable
       listing rules of the New York Stock
       Exchange, the issuance of shares of Class A
       common stock to the Getaround equityholders
       in the Business Combination, the allocation
       of escrow shares and potential issuance of
       earnout shares, and the issuance of Class A
       common stock to certain investors upon
       future conversion of convertible notes
       issued in a private placement to be
       consummated concurrently with the closing
       ...(due to space limits, see proxy material
       for full proposal).

8)     The Adjournment Proposal - To authorize the               Mgmt          For                            For
       adjournment of the special meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the special meeting, there
       are not sufficient votes to approve one or
       more proposals presented to stockholders
       for vote or public stockholders of
       InterPrivate II have elected to redeem an
       amount of public shares such that the
       minimum available cash condition to the
       obligation to the closing of the Business
       Combination would not be satisfied.




--------------------------------------------------------------------------------------------------------------------------
 INTERPRIVATE III FINANCIAL PARTNERS INC.                                                    Agenda Number:  935748408
--------------------------------------------------------------------------------------------------------------------------
        Security:  46064R106
    Meeting Type:  Special
    Meeting Date:  21-Dec-2022
          Ticker:  IPVF
            ISIN:  US46064R1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     A proposal to amend the Company's Amended                 Mgmt          For                            For
       and Restated Certificate of Incorporation
       (the "charter") to extend the date by which
       the Company must consummate a business
       combination (as defined below) (the
       "Extension") from March 9, 2023 (the date
       which is 24 months from the closing date of
       the Company's initial public offering of
       our units (the "IPO")) to April 9, 2023
       (the date that is 25 months from the
       closing date of the IPO) (the "Extended
       Date"), please refer to the proxy statement
       for full proposal language.

2.     A proposal to amend the Company's charter                 Mgmt          For                            For
       to permit the Company's board of directors
       (the Board, in its sole discretion, to
       elect to wind up the Company's operations
       on an earlier date than the Extended Date
       or Additional Extended Date, as applicable
       (including prior to the Current Outside
       Date), as determined by our Board and
       included in a public announcement.

3.     A proposal to approve the adjournment of                  Mgmt          For                            For
       the Special Meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes to
       approve the Extension Amendment Proposal or
       if we determine that additional time is
       necessary to effectuate the Extension (the
       "Adjournment Proposal").




--------------------------------------------------------------------------------------------------------------------------
 JAWS HURRICANE ACQUISITION CORPORATION                                                      Agenda Number:  935877451
--------------------------------------------------------------------------------------------------------------------------
        Security:  47201B103
    Meeting Type:  Special
    Meeting Date:  08-Jun-2023
          Ticker:  HCNE
            ISIN:  US47201B1035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal - To amend the               Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to extend the date (the
       "Termination Date") by which the Company
       has to consummate an initial business
       combination from June 15, 2023 (the
       "Original Termination Date") to June 15,
       2024 (the "Charter Extension Date"), unless
       the closing of a Business Combination shall
       have occurred prior thereto, or such
       earlier date as is determined by the board
       of directors of the Company (the "Board" to
       be in the best interests of the Company.

2.     To amend the Company's Certificate of                     Mgmt          For                            For
       Incorporation to eliminate from the
       Certificate of Incorporation the limitation
       that the Company may not redeem Public
       Stock (as defined below) to the extent that
       such redemption would result in the Company
       having net tangible assets (as determined
       in accordance with Rule 3a51- 1(g)(1) of
       the Securities Exchange Act of 1934, as
       amended) of less than $5,000,001 (the
       "Redemption Limitation") in order to allow
       the Company to redeem Public Stock
       irrespective of whether such redemption
       would exceed the Redemption Limitation.

3.     Trust Amendment Proposal - To amend the                   Mgmt          For                            For
       Investment Management Trust Agreement (the
       "Trust Agreement"), dated June 15, 2021, by
       and between the Company and Continental
       Stock Transfer & Trust Company, as trustee
       ("Continental"), to extend the date on
       which Continental must liquidate the Trust
       Account (the "Trust Account") established
       in connection with the Company's initial
       public offering ("IPO") if the Company has
       not completed its initial business
       combination, from June 15, 2023 to June 15,
       2024.

4.     To adjourn the Stockholder Meeting to a                   Mgmt          For                            For
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if (i) based upon the tabulated
       vote at the time of the Stockholder
       Meeting, there are insufficient shares of
       Class A common stock, par value $0.0001 per
       share, and Class B common stock, par value
       $0.0001 per share in the capital of the
       Company. (ii) the holders of Public Stock
       have elected to redeem an amount of shares
       in connection with the Stockholder Meeting.




--------------------------------------------------------------------------------------------------------------------------
 JUPITER ACQUISITION CORPORATION                                                             Agenda Number:  935800854
--------------------------------------------------------------------------------------------------------------------------
        Security:  482082104
    Meeting Type:  Special
    Meeting Date:  18-Apr-2023
          Ticker:  JAQC
            ISIN:  US4820821043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Charter Amendment Proposal:  To amend                 Mgmt          For                            For
       the Company's amended and restated
       certificate of incorporation, in the form
       set forth as Annex A to the accompanying
       proxy statement (the "Charter Amendment"),
       to extend the date by which the Company
       must consummate an initial business
       combination (the "Extension") from August
       17, 2023 to December 17, 2023 or such
       earlier date as determined by the Company's
       board of directors (the "Board") (such
       applicable date, the "Extended Date", and
       such proposal, the "Charter Amendment
       Proposal").

2.     The Trust Amendment Proposal:  To amend the               Mgmt          For                            For
       Investment Management Trust Agreement,
       dated as of August 12, 2021, by and between
       the Company and Continental Stock Transfer
       & Trust Company, in the form set forth as
       Annex B to the accompanying proxy
       statement, to provide for the Extension to
       the Extended Date pursuant to the Charter
       Amendment (the "Trust Amendment Proposal").

4.     The Auditor Ratification Proposal: To                     Mgmt          For                            For
       ratify the selection by the Company's audit
       committee of Marcum LLP to serve as the
       Company's independent registered public
       accounting firm for the fiscal year ending
       December 31, 2023.

5.     The Adjournment Proposal: To direct the                   Mgmt          For                            For
       chairman of the Special Meeting to adjourn
       the Special Meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       Special Meeting, there are not sufficient
       votes to approve one or more of the
       foregoing proposals or the Board determines
       before the Special Meeting that it is not
       necessary or no longer desirable to proceed
       with the Charter Amendment Proposal and the
       Trust Amendment Proposal.




--------------------------------------------------------------------------------------------------------------------------
 KHOSLA VENTURES ACQUISITION CO.                                                             Agenda Number:  935878706
--------------------------------------------------------------------------------------------------------------------------
        Security:  482504107
    Meeting Type:  Special
    Meeting Date:  06-Jun-2023
          Ticker:  KVSA
            ISIN:  US4825041076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     A proposal to amend the Company's charter                 Mgmt          For                            For
       to extend the date by which the Company
       must consummate a business combinationfrom
       June 8, 2023 (the date that is 27 months
       from the closing date of the Company's IPO)
       to December 8, 2023 (the date that is 33
       months from the closing date of the IPO).

2.     A proposal to amend the Trust Agreement, by               Mgmt          For                            For
       and between the Company and the Trustee,
       allowing the Company to extend the
       Combination Period to the Extended Date.

3.     A proposal to approve the adjournment of                  Mgmt          For                            For
       the special meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes to
       approve the Extension Amendment Proposal or
       the Trust Amendment Proposal, or if we
       determine that additional time is necessary
       to effectuate the Extension.




--------------------------------------------------------------------------------------------------------------------------
 KISMET ACQUISITION TWO CORP                                                                 Agenda Number:  935765149
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52807107
    Meeting Type:  Special
    Meeting Date:  20-Feb-2023
          Ticker:  KAII
            ISIN:  KYG528071072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     The Extension Amendment Proposal -                        Mgmt          For                            For
       RESOLVED, as a special resolution, that
       subject to and conditional upon Trust
       Account having net tangible assets of at
       least US$5,000,001, Second Amended and
       Restated Memorandum of Association and
       Articles of Association in the form
       attached to the proxy statement as Annex A
       and incorporated by reference therein, be
       and are hereby adopted as memorandum and
       articles of association of Company ("M&AA")
       in substitution for, and to exclusion of,
       Company's existing M&AA, with immediate
       effect.

2)     The Name Change Proposal - RESOLVED, as a                 Mgmt          For                            For
       special resolution, the Company change its
       name from "Kismet Acquisition Two Corp." to
       "Quadro Acquisition One Corp". with
       immediate effect.

3)     The Adjournment Proposal - To instruct the                Mgmt          For                            For
       chairman of the extraordinary general
       meeting to adjourn the extraordinary
       general meeting of the Company's
       shareholders to a later date or dates, if
       necessary.




--------------------------------------------------------------------------------------------------------------------------
 LEGATO MERGER CORP II                                                                       Agenda Number:  935764200
--------------------------------------------------------------------------------------------------------------------------
        Security:  52473Y104
    Meeting Type:  Annual
    Meeting Date:  14-Feb-2023
          Ticker:  LGTO
            ISIN:  US52473Y1047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal - to                    Mgmt          For                            For
       consider and vote upon a proposal to
       approve the Merger Agreement and the
       transactions contemplated thereby.

2A.    Charter Proposal - increase the number of                 Mgmt          For                            For
       authorized shares of common stock from
       50,000,000 shares to 500,000,000 shares and
       increase the number of authorized shares of
       preferred stock from 1,000,000 shares to
       50,000,000 shares.

2B.    Charter Proposal - change Legato's name                   Mgmt          For                            For
       from "Legato Merger Corp. II" to "Southland
       Holdings, Inc."

2C.    Charter Proposal - remove provisions no                   Mgmt          For                            For
       longer applicable to the company following
       the Business Combination.

3.     DIRECTOR
       Michael Burtnett*                                         Mgmt          For                            For
       Izilda Martins#                                           Mgmt          For                            For
       Gregory Monahan++                                         Mgmt          For                            For
       Brian Pratt#                                              Mgmt          For                            For
       Mario Ramirez*                                            Mgmt          For                            For
       Frankie S. Renda++                                        Mgmt          For                            For
       Walter Timothy Winn++                                     Mgmt          For                            For

4.     The Nasdaq Proposal - to consider and vote                Mgmt          For                            For
       upon a proposal, as required by the rules
       of the Nasdaq Stock Market, to approve the
       issuance of shares of Common Stock in the
       Business Combination in an amount greater
       than 20% of the number of shares of Common
       Stock outstanding before such issuances.

5.     The Incentive Plan Proposal - to consider                 Mgmt          For                            For
       and vote upon a proposal to approve the
       2022 Long-Term Incentive Equity Plan.

6.     The Adjournment Proposal - to consider and                Mgmt          For                            For
       vote upon a proposal to adjourn the annual
       meeting to a later date or dates if it is
       determined that additional time is
       necessary to complete the Business
       Combination for any reason.




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY RESOURCES ACQUISITION CORP.                                                         Agenda Number:  935820870
--------------------------------------------------------------------------------------------------------------------------
        Security:  53118A105
    Meeting Type:  Special
    Meeting Date:  18-Apr-2023
          Ticker:  LIBY
            ISIN:  US53118A1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal - Amend the                  Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to extend the date by
       which the Company has to complete a
       business combination from May 8, 2023 by up
       to nine (9) one month extensions to
       February 8, 2024, (i) the Sponsor will
       deposit into the Trust Account the lesser
       of (x) $150,000 or (y) $0.05 per share for
       each Public Share outstanding as of the
       applicable Deadline Date for each such
       1month extension until February 8, 2024
       (ii) the procedures relating to any such
       extension, as set forth in Trust Agreement.

2.     Trust Amendment Proposal - Amend the                      Mgmt          For                            For
       Company's Investment Management Trust
       Agreement, dated November 8, 2021, by and
       between the Company and Continental Stock
       Transfer & Trust Company, to allow the
       Company to extend the Termination Date for
       an additional nine (9) month period, from
       May 8, 2023 to February 8, 2024, by
       depositing into the Trust Account the
       lesser of (x) $150,000 or (y) $0.05 per
       share for each Public Share outstanding as
       of the applicable Deadline Date for each
       extension.

3.     Adjournment Proposal - Approve the                        Mgmt          For                            For
       adjournment of the Special Meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or otherwise in
       connection with, the approval of the
       Extension Amendment Proposal and the Trust
       Amendment Proposal, which we refer to as
       the "Adjournment Proposal."




--------------------------------------------------------------------------------------------------------------------------
 LIONHEART III CORP                                                                          Agenda Number:  935760288
--------------------------------------------------------------------------------------------------------------------------
        Security:  536262108
    Meeting Type:  Special
    Meeting Date:  30-Jan-2023
          Ticker:  LION
            ISIN:  US5362621089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal: To                     Mgmt          For                            For
       consider and vote upon a proposal to
       approve the Business Combination Agreement,
       dated as of July 26, 2022 (as it may be
       amended, supplemented or otherwise modified
       from time to time, the "BCA"), by and among
       Lionheart III Corp ("Lionheart"), Security
       Matters Limited, a publicly traded company
       on the Australian Securities Exchange
       ("ASX") ("SMX"), Empatan Public Limited
       Company, a public limited company
       incorporated in Ireland ("Parent"), and
       Aryeh ...(due to space limits, see proxy
       material for full proposal).

2.     The Adjournment Proposal: To consider and                 Mgmt          For                            For
       vote upon a proposal to approve the
       adjournment of the Lionheart's special
       meeting of stockholders in lieu of the 2022
       annual meeting (the "Special Meeting") to a
       later date or dates, if necessary, (A) to
       ensure that any supplement or amendment to
       the proxy statement/prospectus that the
       Board of Directors of Lionheart (the
       "Lionheart Board") has determined in good
       faith is required by applicable law to be
       disclosed to Lionheart stockholders and
       ...(due to space limits, see proxy material
       for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 MARBLEGATE ACQUISITION CORP                                                                 Agenda Number:  935893392
--------------------------------------------------------------------------------------------------------------------------
        Security:  56608A105
    Meeting Type:  Special
    Meeting Date:  27-Jun-2023
          Ticker:  GATE
            ISIN:  US56608A1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal: Amend the                   Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to extend the date by
       which the Company has to consummate a
       Business Combination from July 5, 2023 to
       January 5, 2024 (or such earlier date as
       determined by the Board).

2.     Conversion Amendment Proposal: Amend the                  Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to provide for the
       elective right of holders of shares of
       Class B common stock, par value $0.0001 per
       share to convert such shares into shares of
       Class A common stock, par value $0.0001 per
       share on a one-for-one basis at any time
       prior to prior to the closing of a Business
       Combination.

3.     Redemption Limitation Amendment Proposal:                 Mgmt          For                            For
       Amend the Company's amended and restated
       certificate of incorporation to eliminate
       the limitation that the Company may not
       redeem public shares to the extent that
       such redemption would result in the Company
       having net tangible assets (as determined
       in accordance with Rule 3a51-1(g)(1) of the
       Securities Exchange Act of 1934) of less
       than $5,000,0001 in order to allow the
       Company to redeem public shares
       irrespective of whether such redemption
       would exceed the Redemption Limitation.

4.     Adjournment Proposal: Adjourn the Meeting                 Mgmt          For                            For
       to a later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or otherwise in
       connection with, the approval of Proposal
       1.




--------------------------------------------------------------------------------------------------------------------------
 NEWBURY STREET ACQUISITION CORP.                                                            Agenda Number:  935750263
--------------------------------------------------------------------------------------------------------------------------
        Security:  65101L104
    Meeting Type:  Annual
    Meeting Date:  27-Dec-2022
          Ticker:  NBST
            ISIN:  US65101L1044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Director Election Proposal: To elect the                  Mgmt          For                            For
       following nominee as the Class A director
       (to serve until the annual meeting of
       stockholders of the Company to be held in
       2025 or until a successor is elected and
       qualified or his earlier resignation or
       removal): Jennifer Vescio

2.     Auditor Ratification Proposal: Ratification               Mgmt          For                            For
       of the selection of Marcum LLP by the audit
       committee of the Company's board of
       directors to serve as the Company's
       independent registered public accounting
       firm for the year ending December 31, 2022.




--------------------------------------------------------------------------------------------------------------------------
 NEWBURY STREET ACQUISITION CORP.                                                            Agenda Number:  935780141
--------------------------------------------------------------------------------------------------------------------------
        Security:  65101L104
    Meeting Type:  Special
    Meeting Date:  21-Mar-2023
          Ticker:  NBST
            ISIN:  US65101L1044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     EXTENSION PROPOSAL: To amend the Company's                Mgmt          For                            For
       Second Amended and Restated Certificate of
       Incorporation pursuant to an amendment in
       the form set forth in Annex A of the
       accompanying proxy statement (1) consummate
       a merger, share exchange, asset
       acquisition, stock purchase,
       recapitalization, reorganization or other
       similar business combination, (2) cease all
       operations except for the purpose of
       winding up it fails to complete such
       initial business combination, 3) redeem all
       of the shares of common stock.

2.     ADJOURNMENT PROPOSAL - To approve the                     Mgmt          For                            For
       adjournment of the Special Meeting to a
       later date or dates, if necessary or
       convenient, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes for, or otherwise in
       connection with, the approval of the
       Extension Proposal, which will only be
       presented at the Special Meeting if, based
       on the tabulated votes, there are not
       sufficient votes at the time of the Special
       Meeting to approve the Extension Proposal.




--------------------------------------------------------------------------------------------------------------------------
 NORTHERN STAR INVESTMENT CORP. IV                                                           Agenda Number:  935749323
--------------------------------------------------------------------------------------------------------------------------
        Security:  66575B101
    Meeting Type:  Special
    Meeting Date:  22-Dec-2022
          Ticker:  NSTD
            ISIN:  US66575B1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal: Amend the                   Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to extend the date that
       the Company has to consummate a business
       combination to September 4, 2023.

2.     Adjournment Proposal: Approve the                         Mgmt          For                            For
       adjournment of the special meeting to a
       later date or dates, if the Company
       determines that additional time is
       necessary to effectuate the Extension.




--------------------------------------------------------------------------------------------------------------------------
 NORTHERN STAR INVESTMENT CORP. IV                                                           Agenda Number:  935766406
--------------------------------------------------------------------------------------------------------------------------
        Security:  66575B101
    Meeting Type:  Special
    Meeting Date:  01-Mar-2023
          Ticker:  NSTD
            ISIN:  US66575B1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal: Amend the                   Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to extend the date that
       the Company has to consummate a business
       combination to September 4, 2023.

2.     Adjournment Proposal: Approve the                         Mgmt          For                            For
       adjournment of the special meeting to a
       later date or dates, if the Company
       determines that additional time is
       necessary to effectuate the Extension.




--------------------------------------------------------------------------------------------------------------------------
 OMNILIT ACQUISITION CORP.                                                                   Agenda Number:  935741973
--------------------------------------------------------------------------------------------------------------------------
        Security:  68218C108
    Meeting Type:  Special
    Meeting Date:  21-Dec-2022
          Ticker:  OLIT
            ISIN:  US68218C1080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Amendment Proposal - to amend               Mgmt          For                            For
       the Company's amended and restated
       certificate of incorporation by allowing us
       to extend (the "Extension") the date by
       which we have to consummate a business
       combination (the "Combination Period") for
       an additional nine (9) months, from
       February 12, 2023 (the date which is 15
       months from the closing date of our initial
       public offering of our units (the "IPO") to
       November 12, 2023, (the "Extended Date").

2.     The Trust Amendment Proposal - to amend the               Mgmt          For                            For
       Investment Management Trust Agreement,
       dated November 8, 2021, (the "Trust
       Agreement"), by and between the Company and
       Continental Stock Transfer & Company (the
       "Trustee"), pursuant to an amendment to the
       Trust Agreement in the form set forth in
       Annex B of the accompanying proxy statement
       (the "Trust Amendment"), to authorize the
       Extension and its implementation by the
       Company.

3.     The Adjournment Proposal - to approve the                 Mgmt          For                            For
       adjournment of the Special Meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or otherwise in
       connection with, the approval of the
       foregoing proposals. The Adjournment
       Proposal will only be presented at the
       Special Meeting if there are not sufficient
       votes to approve the Extension Amendment
       Proposal or the Trust Amendment Proposal.




--------------------------------------------------------------------------------------------------------------------------
 ONE EQUITY PARTNERS OPEN WATER I CORP.                                                      Agenda Number:  935736287
--------------------------------------------------------------------------------------------------------------------------
        Security:  68237L105
    Meeting Type:  Special
    Meeting Date:  01-Dec-2022
          Ticker:  OEPW
            ISIN:  US68237L1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Redemption Limit Elimination Proposal - To                Mgmt          For                            For
       amend the amended and restated certificate
       of incorporation ("Certificate of
       Incorporation") to eliminate the
       requirement that the Company retain net
       tangible assets in excess of $5,000,000
       following the redemption of the Class A
       common stock, par value $0.0001 per share,
       in connection with a Business Combination
       and certain amendments of the Certificate
       of Incorporation (such proposal, the
       "Redemption Limit Elimination Proposal").

2.     Early Termination Proposal - To amend the                 Mgmt          For                            For
       Certificate of Incorporation to change the
       date by which the Company must consummate a
       Business Combination from January 26, 2023
       to December 8, 2022 (such proposal, the
       "Early Termination Proposal"). A copy of
       the proposed amendment to the Certificate
       of Incorporation is set forth in Annex B to
       the accompanying proxy statement.

3.     Adjournment Proposal-To adjourn the                       Mgmt          For                            For
       Stockholder Meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       Stockholder Meeting, there are insufficient
       shares of common stock, par value $0.0001
       per share, represented to constitute a
       quorum necessary to conduct business at the
       Meeting or at the time of the Meeting to
       approve the Redemption Limit Elimination
       Proposal or the Early Termination Proposal.




--------------------------------------------------------------------------------------------------------------------------
 ORION ACQUISITION CORP.                                                                     Agenda Number:  935725501
--------------------------------------------------------------------------------------------------------------------------
        Security:  68626A108
    Meeting Type:  Special
    Meeting Date:  21-Nov-2022
          Ticker:  OHPA
            ISIN:  US68626A1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Charter Amendment Proposal - To permit the                Mgmt          For                            For
       Company to liquidate & wind up early by
       amending the Charter to (i) change the date
       by which the Company must consummate an
       initial business combination, from
       03/04/2023 to 12/01/2022 (ii) remove the
       Redemption Limitation (as defined in the
       Charter) to allow the Company to redeem
       Public Shares notwithstanding fact that
       such redemption would result in the Company
       having net tangible assets of less than
       $5,000,001, (iii) allow the Company to
       remove up to $100,000 of interest.

2.     Adjournment Proposal - To adjourn the                     Mgmt          For                            For
       Special Meeting to a later date or dates,
       if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       Special Meeting, there are insufficient
       votes from the holders of shares of the
       Company's Common Stock to approve the
       Charter Amendment Proposal or if otherwise
       determined by the chairperson of the
       Special Meeting to be necessary or
       appropriate.




--------------------------------------------------------------------------------------------------------------------------
 OSIRIS ACQUISITION CORP.                                                                    Agenda Number:  935743701
--------------------------------------------------------------------------------------------------------------------------
        Security:  68829A103
    Meeting Type:  Special
    Meeting Date:  14-Dec-2022
          Ticker:  OSI
            ISIN:  US68829A1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     A proposal to amend the Company's amended                 Mgmt          For                            For
       and restated certificate of incorporation
       to extend the date by which the Company
       must (i) consummate a merger, capital stock
       exchange, asset acquisition, stock
       purchase, reorganization or similar
       business combination involving the Company
       and one or more businesses, which we refer
       to as a "business combination", (ii) cease
       its operations if it fails to complete such
       business combination, and (iii) redeem or
       repurchase 100% of the Company's Class A
       common stock included as part of the units.

2.     A proposal to approve the adjournment of                  Mgmt          For                            For
       the Special Meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes
       for, or otherwise in connection with, the
       approval of Proposal 1.




--------------------------------------------------------------------------------------------------------------------------
 OXUS ACQUISITION CORP.                                                                      Agenda Number:  935766901
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6859L105
    Meeting Type:  Special
    Meeting Date:  02-Mar-2023
          Ticker:  OXUS
            ISIN:  KYG6859L1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Proposal - as a special                     Mgmt          For                            For
       resolution, to amend the Company's Amended
       and Restated Memorandum and Articles of
       Association (the "Charter") pursuant to an
       amendment to the Charter in the form set
       forth in Annex A of the accompanying proxy
       statement (1) consummate a merger,
       amalgamation, share exchange, asset
       acquisition, share purchase, reorganization
       or similar business combination. (2) cease
       its operations except for the purpose of
       winding up (3) redeem all of the Class A
       ordinary shares.

2.     The Founder Share Amendment Proposal - as a               Mgmt          For                            For
       special resolution, to amend the Company's
       Charter in the form set forth in Annex A of
       the accompanying proxy statement to provide
       for the right of a holder of Class B
       ordinary shares of the Company (the
       "Founder Shares" or the "Class B Ordinary
       Shares") to convert into Class A ordinary
       shares (the "Class A Ordinary Shares") on a
       one-for- one basis prior to the closing of
       a business combination at the election of
       the holder (the "Founder Share Amendment
       Proposal").

3.     The Adjournment Proposal - as an ordinary                 Mgmt          For                            For
       resolution, to approve the adjournment of
       the Extraordinary General Meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or otherwise in
       connection with, the approval of the
       Extension Proposal (the "Adjournment
       Proposal").




--------------------------------------------------------------------------------------------------------------------------
 PEARL HOLDINGS ACQUISITION CORP                                                             Agenda Number:  935879950
--------------------------------------------------------------------------------------------------------------------------
        Security:  G44525106
    Meeting Type:  Special
    Meeting Date:  12-Jun-2023
          Ticker:  PRLH
            ISIN:  KYG445251062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Proposal - as a special                     Mgmt          For                            For
       resolution, to amend the Company's Amended
       and Restated Memorandum and Articles of
       Association (the "Charter") as set forth in
       Annex A of the accompanying proxy statement
       to extend the date by which the Company
       must either (i) consummate a merger, share
       exchange, asset acquisition, share
       purchase, reorganisation or similar
       business combination, as further described
       in the Charter, (an initial "Business
       Combination") or (ii) cease its operations
       ...(due to space limits, see proxy material
       for full proposal).

2.     The Redemption Limitation Amendment                       Mgmt          For                            For
       Proposal - as a special resolution, to
       amend the Company's Charter as set forth in
       Annex A of the accompanying proxy statement
       to eliminate from the Charter the
       limitation that the Company shall not
       redeem public shares to the extent that
       such redemption would cause the Company's
       net tangible assets to be less than
       US$5,000,001 following such redemptions
       (the "Redemption Limitation") in order to
       allow the Company to redeem public shares
       irrespective ...(due to space limits, see
       proxy material for full proposal).

3.     The Liquidation Amendment Proposal - as a                 Mgmt          For                            For
       special resolution, to amend the Company's
       Charter as set forth in Annex A of the
       accompanying proxy statement to permit the
       Board, in its sole discretion, to elect to
       cease all operations on an earlier date
       (the "Liquidation Amendment" and such
       proposal, the "Liquidation Amendment
       Proposal" and, collectively with the
       Extension Proposal and the Redemption
       Limitation Amendment Proposal, the "Charter
       Amendment Proposals").

4.     The Trust Amendment Proposal - a proposal                 Mgmt          For                            For
       to amend the Company's investment
       management trust agreement, dated as of
       December 14, 2021, by and between
       Continental Stock Transfer & Trust Company
       ("Continental") and the Company (the "Trust
       Agreement") pursuant to an amendment to the
       Trust Agreement in the form set forth in
       Annex B of the accompanying proxy statement
       to extend the date by which the Company
       would be required to consummate our initial
       Business Combination from the Original
       Expiration Date, to the ...(due to space
       limits, see proxy material for full
       proposal).

5.     The Adjournment Proposal - as an ordinary                 Mgmt          For                            For
       resolution, to approve the adjournment of
       the Extraordinary General Meeting to a
       later date or dates, if necessary or
       convenient, either (i) to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes
       for, or otherwise in connection with, the
       approval of any of the Charter Amendment
       Proposals or the Trust Amendment Proposal,
       which will only be presented at the
       Extraordinary General Meeting if, based on
       the tabulated votes, ...(due to space
       limits, see proxy material for full
       proposal).




--------------------------------------------------------------------------------------------------------------------------
 PEPPERLIME HEALTH ACQUISITION CORP.                                                         Agenda Number:  935752471
--------------------------------------------------------------------------------------------------------------------------
        Security:  G70021103
    Meeting Type:  Special
    Meeting Date:  11-Jan-2023
          Ticker:  PEPL
            ISIN:  KYG700211033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal - A special                  Mgmt          For                            For
       resolution to approve the extension of the
       date by which the Company must consummate
       an initial business combination from April
       19, 2023 (which is 18 months from the
       closing of our initial public offering) to
       October 19, 2023 (the "Extended Date") by
       amending the Company's Amended and Restated
       Memorandum and Articles of Association, in
       the form set forth in Annex A to the
       accompanying Proxy Statement (the
       "Extension Amendment Proposal" and any such
       extension effected pursuant thereto, the
       "Extension").

2.     Adjournment Proposal - An ordinary                        Mgmt          For                            For
       resolution to approve the adjournment of
       the Special Meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies and if,
       based upon the tabulated vote at the time
       of the Special Meeting, there are
       insufficient votes to approve the Extension
       Amendment Proposal (the "Adjournment
       Proposal"). The Adjournment Proposal is
       only expected to be presented at the
       Special Meeting if there are not sufficient
       votes to approve the Extension Amendment
       Proposal.




--------------------------------------------------------------------------------------------------------------------------
 PHOENIX BIOTECH ACQUISITION CORP.                                                           Agenda Number:  935740971
--------------------------------------------------------------------------------------------------------------------------
        Security:  71902K105
    Meeting Type:  Special
    Meeting Date:  16-Dec-2022
          Ticker:  PBAX
            ISIN:  US71902K1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Charter Amendment Proposal - to amend                 Mgmt          For                            For
       the amended and restated certificate of
       incorporation ("charter") to (a) extend the
       date by which Company has to consummate an
       initial business combination ("business
       combination period") for an additional six
       months, (b) provide our board the ability
       to further extend the date by which Company
       has to consummate a business combination up
       to three additional times for one month
       each time, for a maximum of six additional
       months, (c) allow for the Company to
       provide redemption rights to public
       stockholders.

2.     The Trust Amendment Proposal - to amend the               Mgmt          For                            For
       Company's investment management trust
       agreement, dated as of October 5, 2021 (the
       "Trust Agreement"), by and between the
       Company and Continental Stock Transfer &
       Trust Company (in such capacity, the
       "Trustee"), to (i) extend the business
       combination period from January 8, 2023 to
       April 8, 2023 and up to three times for an
       additional one month each time from April
       8, 2023, to May 8, 2023, June 8, 2023 or
       July 8, 2023.

3.     The Adjournment Proposal - to adjourn the                 Mgmt          For                            For
       Special Meeting to a later date or dates,
       if necessary, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes
       for, or otherwise in connection with, the
       approval of the Charter Amendment Proposal
       and Trust Amendment Proposal.




--------------------------------------------------------------------------------------------------------------------------
 PRIVETERRA ACQUISITION CORP.                                                                Agenda Number:  935753889
--------------------------------------------------------------------------------------------------------------------------
        Security:  74275N102
    Meeting Type:  Special
    Meeting Date:  10-Feb-2023
          Ticker:  PMGM
            ISIN:  US74275N1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To amend (the "Extension Amendment") the                  Mgmt          For                            For
       Company's Amended and Restated Certificate
       of Incorporation (our "charter") to extend
       the date by which the Company must
       consummate a business combination (as
       defined below) (the "Extension") from
       February 11, 2023 (the date which is 24
       months from the closing date of the
       Company's initial public offering of our
       shares of Class A common stock (the "IPO"))
       to September 11, 2023 (the date which is 30
       months from the closing date of the IPO)
       (the "Extended Date") (the "Extension
       Amendment Proposal").

2.     To approve the adjournment of the special                 Mgmt          For                            For
       meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes to approve the
       Extension Amendment Proposal or if we
       determine that additional time is necessary
       to effectuate the Extension.




--------------------------------------------------------------------------------------------------------------------------
 PROOF ACQUISITION CORP I                                                                    Agenda Number:  935849022
--------------------------------------------------------------------------------------------------------------------------
        Security:  74349W104
    Meeting Type:  Special
    Meeting Date:  19-May-2023
          Ticker:  PACI
            ISIN:  US74349W1045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     The Extension Amendment Proposal - A                      Mgmt          For                            For
       proposal (the "Extension Amendment
       Proposal") to amend the Company's Amended
       and Restated Certificate of Incorporation
       (the "Certificate of Incorporation"), as
       set forth in Annex A of the accompanying
       Proxy Statement, to change the timing of
       and payment required to extend the date by
       which the Company must consummate an
       initial Business Combination.

2)     The Trust Agreement Amendment Proposal - A                Mgmt          For                            For
       proposal (the "Trust Agreement Amendment
       Proposal") to approve the amendment to the
       Company's Investment Management Trust
       Agreement, dated as of November 30, 2021,
       by and between the Company and Continental
       Stock Transfer & Trust Company, as set
       forth in Annex B of the accompanying Proxy
       Statement to allow for the Extension
       Amendment.

3)     The Adjournment Proposal - To adjourn the                 Mgmt          For                            For
       Special Meeting to a later date or dates,
       if necessary, either (x) to permit further
       solicitation and vote of proxies if, based
       on the tabulated vote at the time of the
       Special Meeting: (i) there are insufficient
       shares of Class A common stock and Class B
       common stock represented to constitute a
       quorum or (ii) there are insufficient votes
       to approve the Extension Amendment Proposal
       and the Trust Agreement Amendment Proposal
       or (y) if the board determines before the
       Special Meeting that it is not necessary.




--------------------------------------------------------------------------------------------------------------------------
 PROPERTY SOLUTIONS ACQUISITION CORP. II                                                     Agenda Number:  935749979
--------------------------------------------------------------------------------------------------------------------------
        Security:  74350A108
    Meeting Type:  Special
    Meeting Date:  22-Dec-2022
          Ticker:  PSAG
            ISIN:  US74350A1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Charter Amendment Proposal: To amend the                  Mgmt          For                            For
       Company's Amended and Restated Certificate
       of Incorporation (the "Charter") pursuant
       to an amendment to the Charter in the form
       set forth in Annex A of the accompanying
       proxy statement (the "Charter Amendment")
       to amend the date by which the Company must
       cease its operations except for the purpose
       of winding up ("Business Combination"), and
       redeem all of the shares of Class A Common
       Stock, par value $0.0001 per share, of the
       Company ("Class A Common Stock") (the
       "Charter Amendment Proposal").

2.     The Trust Amendment Proposal: To amend the                Mgmt          For                            For
       Investment Management Trust Agreement,
       dated March 3, 2021 (the "Trust
       Agreement"), by & between the Company &
       Continental Stock Transfer & Trust Company,
       a New York limited purpose trust company,
       as trustee ("Continental"), pursuant to an
       amendment to the Trust Agreement in the
       form set forth in Annex B of the
       accompanying Proxy Statement (the "Trust
       Amendment" & together with the Charter
       Amendment, the "Amendments").

3.     The Adjournment Proposal: To approve the                  Mgmt          For                            For
       adjournment of the Special Meeting from
       time to time to solicit additional proxies
       in favor of the Amendment Proposals or if
       otherwise determined by the chairperson of
       the Special Meeting to be necessary or
       appropriate (the "Adjournment Proposal").




--------------------------------------------------------------------------------------------------------------------------
 PROVIDENT ACQUISITION CORP.                                                                 Agenda Number:  935718657
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7282L100
    Meeting Type:  Special
    Meeting Date:  25-Oct-2022
          Ticker:  PAQC
            ISIN:  KYG7282L1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Business Combination Proposal: as an                  Mgmt          For                            For
       ordinary resolution, that the Agreement and
       Plan of Merger, dated as of March 3, 2022
       by and among Provident, Perfect Corp., a
       Cayman Islands exempted company with
       limited liability ("Perfect"), Beauty
       Corp., a Cayman Islands exempted company
       with limited liability and a wholly owned
       subsidiary of Perfect (the "Merger Sub 1"),
       and Fashion Corp., a Cayman Islands
       exempted company with limited liability and
       a wholly owned subsidiary of Perfect (the
       "Merger ...(due to space limits, see proxy
       material for full proposal).

2.     The Merger Proposal: as a special                         Mgmt          For                            For
       resolution, that the First Plan of Merger,
       a copy of which is attached to the
       accompanying proxy statement as Annex C and
       will be produced and made available for
       inspection at the Meeting, and any and all
       transactions provided for in the First Plan
       of Merger, including, without limitation
       (a) the First Merger, (b) from the
       effective time of the First Merger (the
       "First Merger Effective Time"), the
       amendment and restatement of the existing
       memorandum ...(due to space limits, see
       proxy material for full proposal).

3.     The Share Issuance Proposal: as an ordinary               Mgmt          For                            For
       resolution, that for purposes of complying
       with applicable Nasdaq listing rules, the
       issuance of 20% or more of issued and
       outstanding ordinary shares of Provident
       (the "Provident Ordinary Shares") in
       connection with the Business Combination
       and related financing, be approved and
       authorized in all respects.

4.     The Adjournment Proposal: as an ordinary                  Mgmt          For                            For
       resolution, that the Meeting be adjourned
       to a later date or dates to be determined
       by the chairman of the Meeting, (a) if
       necessary, to permit further solicitation
       and vote of proxies if, based upon the
       tabulated vote at the time of the Meeting,
       there are not sufficient votes to approve
       any of the other proposals presented to
       shareholders for vote, (b) to the extent
       necessary, to ensure that any required
       supplement or amendment to the accompanying
       ...(due to space limits, see proxy material
       for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 REDWOODS ACQUISITION CORP                                                                   Agenda Number:  935793263
--------------------------------------------------------------------------------------------------------------------------
        Security:  758083109
    Meeting Type:  Special
    Meeting Date:  31-Mar-2023
          Ticker:  RWOD
            ISIN:  US7580831094
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To amend the Company's Amended and Restated               Mgmt          For                            For
       Certificate of Incorporation (our
       "charter") to allow the Company to extend
       the date by which the Company must
       consummate a business combination (the
       "Extension") from 04/04/2023 (the date is
       12 months from the closing date of the
       Company's initial public offering of units)
       to 07/04/2023 (the date is 15 months from
       the closing date of the IPO) (the "Amended
       Date") and on a monthly basis up to five
       times from the Amended Date to 12/04/2023
       (the date is 20 months from the closing
       date of the IPO).

2.     To amend Investment Management Trust                      Mgmt          For                            For
       Agreement, dated 03/30/2022 (the "Trust
       Agreement"), between the Company and
       Continental Stock Transfer & Trust Company
       (the "Trustee"), to allow the Company to
       extend the date on which Trustee must
       liquidate the trust account established by
       the Company in connection with the IPO (the
       "trust account") if the Company has not
       completed its initial business combination,
       from 04/04/2023 (the date is 12 months from
       the closing date of the IPO) to 07/04/2023
       (the date is 15 months from the closing
       date of the IPO).

3.     To approve adjournment of the special                     Mgmt          For                            For
       meeting to a later date if necessary, to
       permit further solicitation and vote of
       proxies in event there are insufficient
       votes to approve the Extension Amendment
       Proposal or the Trust Amendment Proposal or
       if we determine that additional time is
       necessary to effectuate the Extension (the
       "Adjournment Proposal"). The Adjournment
       Proposal will only be presented at the
       special meeting if there are not sufficient
       votes for, or otherwise in connection with,
       the approval of the Extension & Trust
       Amendment Proposal.




--------------------------------------------------------------------------------------------------------------------------
 RELATIVITY ACQUISITION CORP.                                                                Agenda Number:  935748422
--------------------------------------------------------------------------------------------------------------------------
        Security:  75944B106
    Meeting Type:  Special
    Meeting Date:  21-Dec-2022
          Ticker:  RACY
            ISIN:  US75944B1061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal: Amend the                   Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation as proposed in Annex A to
       the proxy statement to extend the date by
       which the Company has to consummate a
       Business Combination from February 15, 2023
       to August 15, 2023 (or such earlier date as
       determined by the Board).

2.     Adjournment Proposal: A proposal to approve               Mgmt          For                            For
       the adjournment of the Meeting to a later
       date or dates, if necessary, to permit
       further solicitation and vote of proxies in
       the event that there are insufficient votes
       for, or otherwise in connection with, the
       approval of the Extension Amendment
       Proposal.




--------------------------------------------------------------------------------------------------------------------------
 REVELSTONE CAPITAL ACQUISITION CORP.                                                        Agenda Number:  935884949
--------------------------------------------------------------------------------------------------------------------------
        Security:  76137R106
    Meeting Type:  Special
    Meeting Date:  14-Jun-2023
          Ticker:  RCAC
            ISIN:  US76137R1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     (a) EXTEND THE DATE BY WHICH REVELSTONE                   Mgmt          For                            For
       CAPITAL HAS TO CONSUMMATE A BUSINESS
       COMBINATION UP TO SIX (6) TIMES (THE
       "EXTENSION AMENDMENT"), EACH SUCH EXTENSION
       FOR AN ADDITIONAL ONE (1) MONTH PERIOD
       (EACH AN "EXTENSION"), FROM JUNE 21, 2023
       TO DECEMBER 21, 2023 (SUCH DATE ACTUALLY
       EXTENDED BEING REFERRED TO AS THE "EXTENDED
       TERMINATION DATE"); AND (b) TO CHANGE
       SECTION 9.2 (A) OF THE CHARTER TO REMOVE
       THE NET TANGIBLE ASSET REQUIREMENT (THE
       "NTA REQUIREMENT").

2.     TRUST AMENDMENT - APPROVAL OF AN AMENDMENT                Mgmt          For                            For
       TO THE COMPANY'S INVESTMENT MANAGEMENT
       TRUST AGREEMENT, DATED AS OF DECEMBER 16,
       2021 (THE "TRUST AGREEMENT"), BY AND
       BETWEEN THE COMPANY AND CONTINENTAL STOCK
       TRANSFER & TRUST COMPANY (THE "TRUSTEE"),
       ALLOWING THE COMPANY TO EXTEND THE
       COMBINATION PERIOD SIX (6) TIMES FOR AN
       ADDITIONAL ONE-MONTH PERIOD EACH  TIME,
       FROM JUNE 21, 2023 UP TO DECEMBER 21, 2023
       (THE "TRUST AMENDMENT") BY DEPOSITING INTO
       THE TRUST ACCOUNT $90,000 FOR EACH
       ONE-MONTH EXTENSION.

3.     ADJOURNMENT - APPROVAL TO DIRECT THE                      Mgmt          For                            For
       CHAIRMAN OF THE SPECIAL MEETING TO ADJOURN
       THE SPECIAL MEETING TO A LATER DATE OR
       DATES, IF NECESSARY, TO PERMIT FURTHER
       SOLICITATION AND VOTE OF PROXIES IF, BASED
       UPON THE TABULATED VOTE AT THE TIME OF THE
       MEETING, THERE ARE NOT SUFFICIENT VOTES TO
       APPROVE THE PROPOSAL 1 AND 2.




--------------------------------------------------------------------------------------------------------------------------
 REVOLUTION HEALTHCARE ACQUISITION CORP.                                                     Agenda Number:  935735627
--------------------------------------------------------------------------------------------------------------------------
        Security:  76155Y108
    Meeting Type:  Special
    Meeting Date:  02-Dec-2022
          Ticker:  REVH
            ISIN:  US76155Y1082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Charter Amendment Proposal: To amend the                  Mgmt          For                            For
       Company's Amended and Restated Certificate
       of Incorporation (the "Charter") pursuant
       to an amendment to the Charter in the form
       set forth in Annex A of the accompanying
       proxy statement (the "Charter Amendment")
       to amend the date by which the Company must
       cease its operations except for the purpose
       of winding up if it fails to complete a
       merger, capital stock exchange, asset
       acquisition, stock purchase, reorganization
       or similar business combination with one or
       more businesses (a "Business Combination").

2.     The Trust Amendment Proposal: To amend the                Mgmt          For                            For
       Investment Management Trust Agreement,
       dated March 17, 2021 (the "Trust
       Agreement"), by and between the Company and
       Continental Stock Transfer & Trust Company,
       a New York limited purpose trust company,
       as trustee ("Continental"), pursuant to an
       amendment to the Trust Agreement in the
       form set forth in Annex B of the
       accompanying Proxy Statement.

3.     The Adjournment Proposal: To approve the                  Mgmt          For                            For
       adjournment of the Special Meeting from
       time to time to solicit additional proxies
       in favor of the Amendment Proposals or if
       otherwise determined by the chairperson of
       the Special Meeting to be necessary or
       appropriate (the "Adjournment Proposal").




--------------------------------------------------------------------------------------------------------------------------
 ROSS ACQUISITION CORP II                                                                    Agenda Number:  935766040
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7641C106
    Meeting Type:  Special
    Meeting Date:  13-Mar-2023
          Ticker:  ROSS
            ISIN:  KYG7641C1069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Amendment Proposal - as a                   Mgmt          For                            For
       special resolution, to amend our Amended
       and Restated Memorandum and Articles of
       Association to extend the date by which the
       Company must consummate a Business
       Combination from March 16, 2023 to
       September 16, 2023, or such earlier date as
       determined by the Board, in the form set
       forth in Annex A to the accompanying proxy
       statement.

2.     The Adjournment Proposal - as an ordinary                 Mgmt          For                            For
       resolution, to approve the adjournment of
       the extraordinary general meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or otherwise in
       connection with, the approval of the
       Extension Amendment Proposal.




--------------------------------------------------------------------------------------------------------------------------
 ROTH CH ACQUISITION V CO.                                                                   Agenda Number:  935763347
--------------------------------------------------------------------------------------------------------------------------
        Security:  77867R100
    Meeting Type:  Annual
    Meeting Date:  13-Feb-2023
          Ticker:  ROCL
            ISIN:  US77867R1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Byron Roth                                                Mgmt          For                            For
       John Lipman                                               Mgmt          For                            For
       Pamela Ellison                                            Mgmt          For                            For
       Adam Rothstein                                            Mgmt          For                            For
       Sam Chawla                                                Mgmt          For                            For

2.     Ratification of Appointment of Independent                Mgmt          For                            For
       Auditors - Approve the appointment of Grant
       Thornton LLP as the Company's independent
       registered public accounting firm for the
       fiscal year ended December 31, 2022.




--------------------------------------------------------------------------------------------------------------------------
 ROTH CH ACQUISITION V CO.                                                                   Agenda Number:  935862866
--------------------------------------------------------------------------------------------------------------------------
        Security:  77867R100
    Meeting Type:  Special
    Meeting Date:  17-May-2023
          Ticker:  ROCL
            ISIN:  US77867R1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     EXTENSION AMENDMENT - APPROVAL OF AN                      Mgmt          For                            For
       AMENDMENT TO THE COMPANY'S AMENDED AND
       RESTATED CERTIFICATE OF INCORPORATION TO
       ALLOW THE COMPANY TO EXTEND THE DATE BY
       WHICH THE COMPANY HAS TO CONSUMMATE A
       BUSINESS COMBINATION UP TO SIX (6) TIMES,
       EACH SUCH EXTENSION FOR AN ADDITIONAL ONE
       (1) MONTH PERIOD, FROM JUNE 3, 2023 TO
       DECEMBER 4, 2023.

2.     ADJOURNMENT - APPROVAL TO DIRECT THE                      Mgmt          For                            For
       CHAIRPERSON OF THE SPECIAL MEETING TO
       ADJOURN THE SPECIAL MEETING TO A LATER DATE
       OR DATES, IF NECESSARY, TO PERMIT FURTHER
       SOLICITATION AND VOTE OF PROXIES IF, BASED
       UPON THE TABULATED VOTE AT THE TIME OF THE
       MEETING, THERE ARE NOT SUFFICIENT VOTES TO
       APPROVE THE FOREGOING PROPOSAL.




--------------------------------------------------------------------------------------------------------------------------
 RXR ACQUISITION CORP.                                                                       Agenda Number:  935744498
--------------------------------------------------------------------------------------------------------------------------
        Security:  74981W107
    Meeting Type:  Special
    Meeting Date:  15-Dec-2022
          Ticker:  RXRA
            ISIN:  US74981W1071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Early Termination Proposal - Amend the                    Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation (the "Certificate of
       Incorporation") to change the date by which
       the Company must consummate a Business
       Combination from March 8, 2023 (the
       "Original Termination Date") to such other
       date as shall be determined by the board of
       directors of the Company and publicly
       announced by the Company, provided that
       such other date shall be no sooner than the
       date of the effectiveness of the amendment
       to ...(due to space limits, see proxy
       material for full proposal).

2.     Early Termination Trust Amendment Proposal                Mgmt          For                            For
       - Amend the Investment Management Trust
       Agreement, dated March 3, 2021 (the "Trust
       Agreement"), by and between the Company and
       Continental Stock Transfer & Trust Company,
       a New York corporation, as trustee to
       change the date on which Continental must
       commence liquidation of the trust account
       established in connection with the
       Company's initial public offering from the
       Original Termination Date to the Early
       Termination Date ...(due to space limits,
       see proxy material for full proposal).

3.     Adjournment Proposal- Adjourn the                         Mgmt          For                            For
       Stockholder Meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       Stockholder Meeting, there are insufficient
       shares of common stock, par value $0.0001
       per share, represented (either in person or
       by proxy) to constitute a quorum necessary
       to conduct business at the Stockholder
       Meeting or at the time of the Stockholder
       Meeting to approve the Early Termination
       Proposal or the Early Termination Trust
       Amendment Proposal.




--------------------------------------------------------------------------------------------------------------------------
 SCHULTZE SPECIAL PURPOSE ACQ CORP II                                                        Agenda Number:  935784492
--------------------------------------------------------------------------------------------------------------------------
        Security:  808212104
    Meeting Type:  Special
    Meeting Date:  04-Apr-2023
          Ticker:  SAMA
            ISIN:  US8082121042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Charter Amendment Proposal: To amend                  Mgmt          For                            For
       the Company's amended and restated
       certificate of incorporation, in the form
       set forth as Annex A to the accompanying
       proxy statement, to extend the date by
       which the Company must consummate an
       initial business combination from April 13,
       2023 to October 13, 2023 or such earlier
       date as determined by the Company's board
       of directors (the "Board") (the "Charter
       Amendment Proposal").

3.     The Auditor Ratification Proposal: To                     Mgmt          For                            For
       ratify the selection by the Company's audit
       committee of Marcum LLP to serve as the
       Company's independent registered public
       accounting firm for the fiscal year ending
       December 31, 2023.

4.     The Adjournment Proposal: To direct the                   Mgmt          For                            For
       chairman of the Special Meeting to adjourn
       the Special Meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       Special Meeting, there are not sufficient
       votes to approve one or more of the
       foregoing proposals or the Board determines
       before the Special Meeting that it is not
       necessary or no longer desirable to proceed
       with the Charter Amendment Proposal.




--------------------------------------------------------------------------------------------------------------------------
 SCIENCE STRATEGIC ACQUISITION CORP ALPHA                                                    Agenda Number:  935737885
--------------------------------------------------------------------------------------------------------------------------
        Security:  808641104
    Meeting Type:  Special
    Meeting Date:  09-Dec-2022
          Ticker:  SSAA
            ISIN:  US8086411043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Charter Amendment Proposal: To permit the                 Mgmt          For                            For
       Company to liquidate and wind up early by
       amending the Company's Amended and Restate
       Certificate of Incorporation (the
       "Charter") to (i) change the date by which
       the Company must consummate a merger, share
       exchange, asset acquisition, stock
       purchase, reorganization or other similar
       business combination with one or more
       businesses or entities from January 28,
       2023 to December 12, 2022 and (ii) remove
       the Redemption Limitation (as defined in
       the Charter) to ...(due to space limits,
       see proxy material for full proposal).

2.     Adjournment Proposal: To adjourn the                      Mgmt          For                            For
       special meeting to a later date or dates,
       if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       special meeting, there are insufficient
       votes from the holders of shares of the
       Company's common stock to approve the
       Charter Amendment Proposal or if otherwise
       determined by the chairperson of the
       special meeting to be necessary or
       appropriate.




--------------------------------------------------------------------------------------------------------------------------
 SENIOR CONNECT ACQUISITION CORP. I                                                          Agenda Number:  935740933
--------------------------------------------------------------------------------------------------------------------------
        Security:  81723H108
    Meeting Type:  Special
    Meeting Date:  09-Dec-2022
          Ticker:  SNRH
            ISIN:  US81723H1086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Proposal: Amend the Company's               Mgmt          For                            For
       Amended and Restated Certificate of
       Incorporation pursuant to an amendment to
       the Charter in the form set forth in Annex
       A of the accompanying proxy statement to
       extend the date by which the Company must
       either (i) consummate a merger,
       amalgamation, share exchange, asset
       acquisition, share purchase, reorganization
       or similar business combination, which we
       refer to as our initial Business
       Combination, or (ii) cease its operations,
       except for the ...(due to space limits, see
       proxy material for full proposal).

2.     The Adjournment Proposal: Approve the                     Mgmt          For                            For
       adjournment of the Special Meeting to a
       later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or otherwise in
       connection with, the approval of the
       Extension Proposal.




--------------------------------------------------------------------------------------------------------------------------
 SOFTWARE ACQUISITION GROUP, INC. III                                                        Agenda Number:  935695479
--------------------------------------------------------------------------------------------------------------------------
        Security:  83407J103
    Meeting Type:  Special
    Meeting Date:  22-Aug-2022
          Ticker:  SWAG
            ISIN:  US83407J1034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     The Business Combination Proposal - To                    Mgmt          For                            For
       consider and vote upon a proposal (the
       "Business Combination Proposal") to approve
       the Agreement and Plan of Merger, dated as
       of February 14, 2022 (as amended on April
       20, 2022 and as it may be further amended,
       supplemented or otherwise modified from
       time to time in accordance with its terms,
       the "Merger Agreement"), by and among
       Software Acquisition Group Inc. III, a
       Delaware corporation (" SWAG"), Nuevo
       Merger Sub, Inc., a Delaware corporation
       and ...(due to space limits, see proxy
       material for full proposal).

2)     The Charter Approval Proposal - To consider               Mgmt          For                            For
       and vote upon a proposal (the "Charter
       Approval Proposal") to adopt the Second
       Amended and Restated Certificate of
       Incorporation (the "Proposed Charter").

3)     The Governance Proposal - To consider and                 Mgmt          For                            For
       act upon, on a non binding advisory basis,
       a separate proposal (the "Governance
       Proposal") with respect to certain
       governance provisions in the Proposed
       Charter in accordance with United States
       Securities and Exchange Commission
       requirements.

4)     The Director Election Proposal - To                       Mgmt          For                            For
       consider and vote upon a proposal (the
       "Director Election Proposal") to elect
       seven directors to serve on the Board of
       Directors of the Post- Combination Company
       (the "Board") until the 2023 annual meeting
       of stockholders, in the case of Class I
       directors, the 2024 annual meeting of
       stockholders, in the case of Class II
       directors, and the 2025 annual meeting of
       stockholders, in the case of Class III
       directors, and, in each case, until their
       respective successors are duly elected and
       qualified.

5)     The Nasdaq Proposal - To consider and vote                Mgmt          For                            For
       upon a proposal (the "Nasdaq Proposal") to
       approve, for purposes of complying with
       applicable listing rules of Nasdaq: (i) the
       issuance of shares of SWAG Class A Common
       Stock to Nogin Stockholders pursuant to the
       Merger Agreement; (ii) the issuance of
       shares of SWAG Class A Common Stock
       pursuant to the conversion of SWAG Class B
       Common Stock; (iii) the potential future
       issuance of shares of SWAG Class A Common
       Stock to certain investors (the "PIPE
       Investors ...(due to space limits, see
       proxy material for full proposal).

6)     The Incentive Plan Proposal - To consider                 Mgmt          For                            For
       and vote upon a proposal (the "Incentive
       Plan Proposal") to approve and adopt the
       Incentive Plan (as defined herein).

7)     The Adjournment Proposal - To consider and                Mgmt          For                            For
       vote upon a proposal (the "Adjournment
       Proposal" and, each of the Business
       Combination Proposal, the Charter Approval
       Proposal, the Governance Proposal, the
       Nasdaq Proposal, the Director Election
       Proposal, the Incentive Plan Proposal, and
       the Adjournment Proposal, each a "Proposal"
       and collectively, the "Proposals") to
       approve the adjournment of the Special
       Meeting to a later date or dates, if
       necessary, to permit further solicitation
       and ...(due to space limits, see proxy
       material for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 SOUTHPORT ACQUISITION CORPORATION                                                           Agenda Number:  935878667
--------------------------------------------------------------------------------------------------------------------------
        Security:  84465L105
    Meeting Type:  Special
    Meeting Date:  09-Jun-2023
          Ticker:  PORT
            ISIN:  US84465L1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     A proposal to amend the Amended and                       Mgmt          For                            For
       Restated Certificate of Incorporation of
       Southport Acquisition Corporation (the
       "Company") to extend the date by which the
       Company must consummate an initial business
       combination (the "Extension") from June 14,
       2023 (the date that is 18 months from the
       closing date of the Company's initial
       public offering) to September 14, 2023 and
       to allow the board of directors of the
       Company, without another stockholder vote,
       to elect to further extend the date to
       consummate.

2.     A proposal to approve the adjournment of                  Mgmt          For                            For
       the special meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes to
       approve the Extension Amendment Proposal or
       if we determine that additional time is
       necessary to effectuate the Extension (the
       "Adjournment Proposal"). The Adjournment
       Proposal will only be presented at the
       special meeting if there are not sufficient
       votes for, or otherwise in connection with,
       approval of the Extension Amendment
       Proposal.




--------------------------------------------------------------------------------------------------------------------------
 SPREE ACQUISITION CORP. 1 LIMITED                                                           Agenda Number:  935881474
--------------------------------------------------------------------------------------------------------------------------
        Security:  G83745102
    Meeting Type:  Special
    Meeting Date:  12-Jun-2023
          Ticker:  SHAP
            ISIN:  KYG837451023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Articles Extension Proposal - A proposal to               Mgmt          For                            For
       approve, by way of special resolution, an
       amendment to the Company's amended and
       restated memorandum and articles of
       association in the form set forth in Annex
       A of the accompanying proxy statement, to
       extend the date by which the Company would
       be permitted to consummate an initial
       business combination from June 20, 2023 to
       March 20, 2024, as well as to permit the
       Board, in its sole discretion, to elect to
       wind up the Company's operations on an
       earlier date.

2.     Trust Extension Proposal - A proposal to                  Mgmt          For                            For
       amend the Company's investment management
       trust agreement, dated as of December 15,
       2021, by and between the Company and
       Continental Stock Transfer & Trust Company,
       to extend the date by which the Company
       would be permitted to consummate a business
       combination from June 20, 2023 to March 20,
       2024, or such earlier date as may be
       determined by the Board, in its sole
       discretion, pursuant to the resolution set
       forth in Proposal No. 2 of the accompanying
       proxy statement.

3.     Amendment Proposal - Approval, by way of                  Mgmt          For                            For
       special resolution, of an amendment to the
       Company's amended and restated memorandum
       and articles of association to provide that
       the existing restriction on issuance of
       additional shares that would vote together
       with the public Class A ordinary shares on
       a proposal to approve the Company's initial
       business combination, will not apply to
       issuance of Class A ordinary shares upon
       conversion of Class B ordinary shares where
       the converting holders waive rights to
       proceeds from the Company's trust account.

5.     The Adjournment Proposal - A proposal to                  Mgmt          For                            For
       approve, by way of ordinary resolution, the
       adjournment of the Meeting to a later date
       or dates, if necessary, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes
       for, or otherwise in connection with, the
       approval of Proposal No. 1, Proposal No. 2,
       Proposal No. 3 or Proposal No. 4, pursuant
       to the resolution set forth in Proposal No.
       5 of the accompanying proxy statement.




--------------------------------------------------------------------------------------------------------------------------
 STONEBRIDGE ACQUISITION CORPORATION                                                         Agenda Number:  935757596
--------------------------------------------------------------------------------------------------------------------------
        Security:  G85094103
    Meeting Type:  Special
    Meeting Date:  20-Jan-2023
          Ticker:  APAC
            ISIN:  KYG850941033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     The Extension Amendment Proposal - That                   Mgmt          For                            For
       Articles of Association of StoneBridge
       currently in effect be amended to give
       Company right to extend Combination Period
       from 1/20/2023 up to six times for an
       additional one month each time up to
       7/20/2023 (i.e., for a period of time
       ending up to 24 months after consummation
       of its IPO) by depositing into Trust
       Account, for each one-month extension,
       $0.05 for each Class A ordinary share
       outstanding after giving effect to the
       Redemption, which amount shall not exceed
       $150,000.00 per Extension.

2)     The Adjournment Proposal - To adjourn the                 Mgmt          For                            For
       Extraordinary General Meeting of
       StoneBridge shareholders to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       Extraordinary General Meeting, there are
       not sufficient votes to approve the
       Extension Amendment Proposal, or to provide
       additional time to effectuate the
       Extension.




--------------------------------------------------------------------------------------------------------------------------
 SWIFTMERGE ACQUISITION CORPORATION                                                          Agenda Number:  935875849
--------------------------------------------------------------------------------------------------------------------------
        Security:  G63836103
    Meeting Type:  Special
    Meeting Date:  15-Jun-2023
          Ticker:  IVCP
            ISIN:  KYG638361033
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Proposal - As a special                     Mgmt          For                            For
       resolution to amend the Company's amended
       and restated memorandum and articles of
       association ("Articles") in the form set
       forth in Part 1 of Annex A of the
       accompanying proxy statement to extend the
       date that the Company has to consummate a
       business combination from June 17, 2023 to
       March 15, 2024, Conditional upon the
       approval of Proposal 2.

2.     Amendment of Trust Agreement - Amend the                  Mgmt          For                            For
       Investment Management Trust Agreement,
       dated December 17, 2021, by and between the
       Company and Continental Stock Transfer &
       Trust Company ("Continental"), to extend
       the date on which Continental must
       liquidate the Trust Account established in
       connection with the Company's initial
       public offering if the Company has not
       completed its initial business combination
       from June 17, 2023 to March 15, 2024.
       Proposal 2 is conditioned on the approval
       of Proposal 1.

3.     Founder Share Amendment Proposal - As a                   Mgmt          For                            For
       special resolution, to amend the Company's
       Articles pursuant to an amendment in the
       form set forth in Part 2 of Annex A of the
       accompanying proxy statement to provide for
       the right of a holder of the Founder Shares
       to convert into Class A Ordinary Shares on
       a one-for-one basis prior to the closing of
       a business combination at the election of
       the holder, where the holders of such
       Shares have waived any right to receive
       funds from the Trust Account.

4.     Adjournment - Adjourn the Extraordinary                   Mgmt          For                            For
       General Meeting to a later date or dates,
       if necessary, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes
       for, or otherwise in connection with, the
       approval of Proposal 1 or Proposal 2.




--------------------------------------------------------------------------------------------------------------------------
 TAILWIND INTERNATIONAL ACQUISITION CORP.                                                    Agenda Number:  935764642
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8662F101
    Meeting Type:  Special
    Meeting Date:  21-Feb-2023
          Ticker:  TWNI
            ISIN:  KYG8662F1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Amendment Proposal -                        Mgmt          For                            For
       RESOLVED, as a special resolution that: a)
       Article 49.7 of Tailwind's Amended and
       Restated Memorandum and Articles of
       Association be deleted in its entirety and
       replaced with the following new Article
       49.7: "In the event that the Company does
       not consummate a Business Combination upon
       the date which is the later of (A) 23
       August 2023 and (B) such later date as may
       be approved by the Members in accordance
       with the Articles (in any case, such date
       being ...(due to space limits, see proxy
       material for full proposal).

2.     The Redemption Limitation Amendment                       Mgmt          For                            For
       Proposal - RESOLVED, as a special
       resolution that: a) Article 49.2(b) of
       Tailwind's Amended and Restated Memorandum
       and Articles of Association be deleted in
       its entirety and replaced with the
       following new Article 49.2(b): "provide
       Members with the opportunity to have their
       Shares repurchased by means of a tender
       offer for a per-Share repurchase price
       payable in cash, equal to the aggregate
       amount then on deposit in the Trust
       Account, ...(due to space limits,see proxy
       material for full proposal).

3.     The Adjournment Proposal - RESOLVED, as an                Mgmt          For                            For
       ordinary resolution, that the adjournment
       of the Shareholder Meeting to a later date
       or dates if necessary, (i) to permit
       further solicitation and vote of proxies
       if, based upon the tabulated vote at the
       time of the Shareholder Meeting, there are
       insufficient Class A ordinary shares, par
       value $0.0001 per share (the "Public
       Shares"), and Class B ordinary shares, par
       value $0.0001 per share, in the capital of
       Tailwind represented (either in person or
       by proxy) ...(due to space limits, see
       proxy material for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 TAILWIND INTERNATIONAL ACQUISITION CORP.                                                    Agenda Number:  935841850
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8662F101
    Meeting Type:  Special
    Meeting Date:  01-May-2023
          Ticker:  TWNFF
            ISIN:  KYG8662F1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Articles Amendment Proposal - RESOLVED,               Mgmt          For                            For
       as a special resolution that: Article 49.7
       of Tailwind's Amended and Restated
       Memorandum and Articles of Association be
       deleted in its entirety and replaced with
       the following new Article 49.7: "In the
       event that the Company does not consummate
       a Business Combination by May 1, 2023, or
       such later time as the Members may approve
       in accordance with the Articles, the
       Company shall: (a) cease all operations
       except for the purpose of winding up;
       ...(due to space limits, see proxy material
       for full proposal).

2.     The Dissolution Expenses Proposal -                       Mgmt          For                            For
       RESOLVED, that Article 49.8(b) of
       Tailwind's Amended and Restated Memorandum
       and Articles of Association be deleted in
       its entirety and replaced with the
       following new Article 49.8(b): "with
       respect to any other provision relating to
       the rights of holders of the Class A
       Shares, each holder of Public Shares who is
       not the Sponsor, a Founder, Officer or
       Director shall be provided with the
       opportunity to redeem their Public Shares
       upon the approval or ...(due to space
       limits, see proxy material for full
       proposal).

3.     The Trust Amendment Proposal - RESOLVED,                  Mgmt          For                            For
       that Section 1(i) of the Trust Agreement is
       hereby amended and restated in its entirety
       as follows: "(i) Commence liquidation of
       the Trust Account only and promptly (x)
       after receipt of, and only in accordance
       with, the terms of a letter from the
       Company ("Termination Letter") in a form
       substantially similar to that attached
       hereto as either Exhibit A or Exhibit B, as
       applicable, signed on behalf of the Company
       by its Chief Executive Officer ...(due to
       space limits, see proxy material for full
       proposal).

4.     The Adjournment Proposal - RESOLVED, as an                Mgmt          For                            For
       ordinary resolution, that the adjournment
       of the Shareholder Meeting to a later date
       or dates if necessary, (i) to permit
       further solicitation and vote of proxies
       if, based upon the tabulated vote at the
       time of the Shareholder Meeting, there are
       insufficient Class A ordinary shares, par
       value $0.0001 per share, and Class B
       ordinary shares, par value $0.0001 per
       share, in the capital of Tailwind
       represented (either in person or by proxy)
       to approve the ...(due to space limits, see
       proxy material for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 TARGET GLOBAL ACQUISITION I CORP.                                                           Agenda Number:  935881385
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8675N109
    Meeting Type:  Special
    Meeting Date:  02-Jun-2023
          Ticker:  TGAA
            ISIN:  KYG8675N1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Extension Amendment Proposal - To                     Mgmt          For                            For
       amend, by way of special resolution, the
       Company's Articles to extend the date (the
       "Termination Date") by which the Company
       has to consummate a Business Combination
       (the "Extension Amendment") from June 13,
       2023 (the "Original Termination Date") to
       September 13, 2023 (the "Articles Extension
       Date").

2.     To amend, by way of special resolution, the               Mgmt          For                            For
       Company's Articles, as provided by the
       second resolution in the form set forth in
       Annex A to the accompanying proxy statement
       (the "Redemption Limitation Amendment") to
       eliminate from the Articles the limitation
       that the Company shall not redeem Class A
       ordinary shares included as part of the
       units sold in the IPO (including any shares
       issued in exchange thereof, the "Public
       Shares") to the extent that such redemption
       would cause the Company's net tangible
       assets to be less than $5,000,001.

3.     The Founder Conversion Amendment Proposal -               Mgmt          For                            For
       To amend, by way of special resolution, the
       Company's Articles, as provided by the
       third resolution in the form set forth in
       Annex A to the accompanying proxy statement
       (the "Founder Conversion Amendment" and
       such proposal, the "Founder Conversion
       Amendment Proposal") to provide that the
       Class B Ordinary Shares may be converted
       either at the time of the consummation of
       the Company's initial Business Combination
       or at any earlier date at the option of the
       holders of the Class B Ordinary Shares.

4.     The Trust Amendment Proposal - To amend, by               Mgmt          For                            For
       the affirmative vote of at least sixty-five
       percent (65%) of the votes cast of the then
       outstanding Class A Ordinary Shares (as
       defined below) and Class B Ordinary Shares,
       voting together as a single class, the
       amendment of that certain investment
       management trust agreement, dated December
       8, 2021 (the "Trust Agreement"), by and
       between the Company and Continental Stock
       Transfer & Trust Company, as trustee
       ("Continental").

5.     To adjourn, by way of ordinary resolution,                Mgmt          For                            For
       the Shareholder Meeting to a later date, if
       necessary, (i) to permit further
       solicitation & vote of proxies if, based
       upon the tabulated vote at the time of
       Shareholder Meeting, there are insufficient
       Class A Ordinary Shares, $0.0001 per share
       & Class B Ordinary Shares, $0.0001 per
       share in the capital of the Company (ii) if
       the holders of Public Shares have elected
       to redeem an amount of shares in connection
       with Extension Amendment, (iii) if Board
       determines before Shareholder Meeting that
       is not necessary.




--------------------------------------------------------------------------------------------------------------------------
 TECH AND ENERGY TRANSITION CORPORATION                                                      Agenda Number:  935768816
--------------------------------------------------------------------------------------------------------------------------
        Security:  87823R102
    Meeting Type:  Special
    Meeting Date:  16-Mar-2023
          Ticker:  TETC
            ISIN:  US87823R1023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of an amendment to the Company's                 Mgmt          For                            For
       Amended and Restated Certificate of
       Incorporation ("Certificate of
       Incorporation") to extend the date by which
       the Company has to consummate a business
       combination from March 19, 2023 to
       September 19, 2023.

2.     Approval of an amendment to the Certificate               Mgmt          For                            For
       of Incorporation to eliminate the
       limitation that the Company may not redeem
       public shares to the extent that such
       redemption would result in the Company
       having net tangible assets (as determined
       in accordance with Rule 3a51- 1(g) (1) of
       the Securities Exchange Act of 1934) of
       less than $5,000,001.

3.     Approval of an amendment to the Certificate               Mgmt          For                            For
       of Incorporation to set April 5, 2023, as
       the date by which, upon the approval of
       Proposal 1, the Corporation must redeem
       shares of Class A Common Stock held by
       public stockholders who elect to redeem
       such shares prior to 5:00 p.m., Eastern
       time, on April 3, 2023.

4.     Approval to adjourn the Special Meeting to                Mgmt          For                            For
       a later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or otherwise in
       connection with, the approval of Proposal 1
       and Proposal 3.




--------------------------------------------------------------------------------------------------------------------------
 TG VENTURE ACQUISITION CORP.                                                                Agenda Number:  935829044
--------------------------------------------------------------------------------------------------------------------------
        Security:  87251T109
    Meeting Type:  Special
    Meeting Date:  04-May-2023
          Ticker:  TGVC
            ISIN:  US87251T1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The Charter Amendment Proposal - a proposal               Mgmt          For                            For
       to amend our Amended and Restated
       Certificate of Incorporation to extend the
       time period we have to consummate a
       business combination for an additional six
       months, from May 5, 2023 to November 5,
       2023.

2.     The Trust Amendment Proposal - a proposal                 Mgmt          For                            For
       to amend the Investment Management Trust
       Agreement, dated November 2, 2021, by and
       between Continental Stock Transfer & Trust
       Company and the Company, to extend the
       business combination period for an
       additional six months, from May 5, 2023 to
       November 5, 2023.

3.     The Adjournment Proposal - a proposal to                  Mgmt          For                            For
       adjourn the Special Meeting to a later date
       or dates, if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       Special Meeting, there are not sufficient
       votes to approve one or more proposals
       presented to stockholders for vote.




--------------------------------------------------------------------------------------------------------------------------
 THUNDER BRIDGE CAPITAL PARTNERS IV, INC.                                                    Agenda Number:  935885915
--------------------------------------------------------------------------------------------------------------------------
        Security:  88605L107
    Meeting Type:  Special
    Meeting Date:  21-Jun-2023
          Ticker:  THCP
            ISIN:  US88605L1070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal: Amend the                   Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to extend the date by
       which the Company has to consummate a
       Business Combination from July 2, 2023 to
       July 2, 2024 (or such earlier date as
       determined by the Board).

2.     Founder Share Amendment Proposal: Amend the               Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to grant holders of
       Founder Shares the right to convert Founder
       Shares into Class A common stock on a
       one-for-one basis prior to the closing of a
       Business Combination.

3.     Auditor Ratification Proposal: Ratification               Mgmt          For                            For
       of the selection of Grant Thornton LLP by
       the audit committee of the Board to serve
       as the Company's independent registered
       public accounting firm for the year ending
       December 31, 2023.

4.     Adjournment Proposal: Adjourn the Meeting                 Mgmt          For                            For
       to a later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or otherwise in
       connection with, the approval of any of the
       other Proposals.




--------------------------------------------------------------------------------------------------------------------------
 TLG ACQUISITION ONE CORP.                                                                   Agenda Number:  935746098
--------------------------------------------------------------------------------------------------------------------------
        Security:  87257M108
    Meeting Type:  Special
    Meeting Date:  19-Dec-2022
          Ticker:  TLGA
            ISIN:  US87257M1080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal: Amend the                   Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to extend the date by
       which the Company has to consummate a
       business combination (each, an "Extension")
       on a monthly basis up to six times from
       February 1, 2023 to August 1, 2023.

2.     Trust Amendment Proposal: Amend the                       Mgmt          For                            For
       Company's trust agreement to extend the
       date on which the trustee must liquidate
       the trust account established by the
       Company in connection with its initial
       public offering on a monthly basis up to
       six times from February 1, 2023 to August
       1, 2023 by depositing the lesser of (i) an
       aggregate of $600,000 or (ii) $0.06 for
       each issued and outstanding share of the
       Company's Class A common stock that has not
       been redeemed for each one-month Extension.

3.     Adjournment Proposal: Adjourn the Special                 Mgmt          For                            For
       Meeting to a later date or dates, if
       necessary, to permit further solicitation
       and vote of proxies in the event that there
       are insufficient votes to approve Proposal
       1 or Proposal 2 or if the Company
       determines that additional time is
       necessary to satisfy any condition to the
       implementation of the Extension or to
       effectuate the extension.




--------------------------------------------------------------------------------------------------------------------------
 TRAJECTORY ALPHA ACQUISITION CORP.                                                          Agenda Number:  935883101
--------------------------------------------------------------------------------------------------------------------------
        Security:  89301B104
    Meeting Type:  Special
    Meeting Date:  12-Jun-2023
          Ticker:  TCOA
            ISIN:  US89301B1044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     The Extension Amendment Proposal: To amend                Mgmt          For                            For
       the amended and restated certificate of
       incorporation of Trajectory Alpha
       Acquisition Corp. ("Trajectory") to extend
       the date by which Trajectory has to
       consummate a business combination (the
       "Extension") from June 14, 2023 to March
       14, 2024, or such earlier date as the Board
       may determine (the "Extension Amendment
       Proposal").

2)     The Adjournment Proposal: To adjourn the                  Mgmt          For                            For
       special meeting of Trajectory stockholders
       to a later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies if, at the time of the special
       meeting, there are not sufficient votes to
       approve the Extension Amendment Proposal or
       if Trajectory determines that additional
       time is necessary to effectuate the
       Extension.




--------------------------------------------------------------------------------------------------------------------------
 TWELVE SEAS INVESTMENT COMPANY II                                                           Agenda Number:  935766038
--------------------------------------------------------------------------------------------------------------------------
        Security:  90118T106
    Meeting Type:  Special
    Meeting Date:  28-Feb-2023
          Ticker:  TWLV
            ISIN:  US90118T1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Extension Amendment Proposal - Amend the                  Mgmt          For                            For
       Company's amended and restated certificate
       of incorporation to extend the date by
       which the Company has to consummate a
       Business Combination from March 2, 2023 to
       December 2, 2023 (or such earlier date as
       determined by the Board).

2.     Adjournment Proposal - Adjourn the Meeting                Mgmt          For                            For
       to a later date or dates, if necessary, to
       permit further solicitation and vote of
       proxies in the event that there are
       insufficient votes for, or otherwise in
       connection with, the approval of Proposal
       1.




--------------------------------------------------------------------------------------------------------------------------
 VMG CONSUMER ACQUISITION CORP.                                                              Agenda Number:  935832837
--------------------------------------------------------------------------------------------------------------------------
        Security:  91842V102
    Meeting Type:  Special
    Meeting Date:  05-May-2023
          Ticker:  VMGA
            ISIN:  US91842V1026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To amend (the "Extension Amendment") the                  Mgmt          For                            For
       Company's Amended and Restated Certificate
       of Incorporation (our "charter") to extend
       the date by which VMG Consumer Acquisition
       Corp. (the "Company") must consummate a
       business combination (the "Extension") from
       May 15, 2023 (the date that is 18 months
       from the closing date of the Company's
       initial public offering of units (the
       "IPO")) to November 15, 2023 (the date that
       is 24 months from the closing date of the
       IPO) (the "Extended Date") (the "Extension
       Amendment Proposal").

2.     A proposal to approve the adjournment of                  Mgmt          For                            For
       the special meeting to a later date or
       dates, if necessary, to permit further
       solicitation and vote of proxies in the
       event that there are insufficient votes to
       approve the Extension Amendment Proposal or
       if we determine that additional time is
       necessary to effectuate the Extension (the
       "Adjournment Proposal").




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ACQUISITION VENTURES CORP                                                           Agenda Number:  935752964
--------------------------------------------------------------------------------------------------------------------------
        Security:  95758L107
    Meeting Type:  Special
    Meeting Date:  06-Jan-2023
          Ticker:  WAVS
            ISIN:  US95758L1070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Charter Amendment Proposal: Amend the                     Mgmt          For                            For
       Company's Certificate of incorporation, to
       extend the date by which the Company has to
       consummate a business combination on a
       month-to-month basis up to six (6) times,
       each such extension for an additional one
       (1) month period from January 11, 2023 to
       July 11, 2023.

2.     Trust Amendment Proposal: Amend the                       Mgmt          For                            For
       Company's investment management trust
       agreement, dated as of January 11, 2022, by
       and between the Company and American Stock
       Transfer & Trust Company, allowing the
       Company to extend the Extended Termination
       Date from January 11, 2023 up to six (6)
       times, each such Extension for an
       additional one (1) month period, until July
       11, 2023, by depositing into the Trust
       Account $10,000 for each one-month
       Extension (or up to an aggregate of $60,000
       for the total six- month period).

3.     Adjournment Proposal: Direct the chairman                 Mgmt          For                            For
       of the Special Meeting to adjourn the
       Special Meeting to a later date or dates,
       if necessary, to permit further
       solicitation and vote of proxies if, based
       upon the tabulated vote at the time of the
       Special Meeting, there are not sufficient
       votes to approve the foregoing proposal.




--------------------------------------------------------------------------------------------------------------------------
 Z-WORK ACQUISITION CORP.                                                                    Agenda Number:  935737138
--------------------------------------------------------------------------------------------------------------------------
        Security:  98880C102
    Meeting Type:  Special
    Meeting Date:  08-Dec-2022
          Ticker:  ZWRK
            ISIN:  US98880C1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Charter Amendment Proposal - To amend the                 Mgmt          For                            For
       Company's Amended and Restated Certificate
       of Incorporation by adopting the second
       amended and restated certificate of
       incorporation in the form set forth in
       Annex A of the proxy statement to amend the
       date by which the Company must cease all
       operations except for the purpose of
       winding up if it fails to complete a
       merger, capital stock exchange, asset
       acquisition, stock purchase, reorganization
       or similar business combination with one or
       more ...(due to space limits, see proxy
       material for full proposal).

2.     The Trust Amendment Proposal - To amend the               Mgmt          For                            For
       Investment Management Trust Agreement,
       dated January 28, 2021 (the "Trust
       Agreement"), by and between the Company and
       Continental Stock Transfer & Trust Company,
       as trustee ("Continental"), pursuant to an
       amendment to the Trust Agreement in the
       form set forth in Annex B of the proxy
       statement to change the date on which
       Continental must commence liquidation of
       the trust account established in connection
       with the Company's initial public ...(due
       to space limits, see proxy material for
       full proposal).

3.     The Adjournment Proposal - To adjourn the                 Mgmt          For                            For
       Special Meeting to a later date or dates or
       sine die, if necessary, either (x) to
       permit further solicitation and vote of
       proxies if, based upon the tabulated vote
       at the time of the Special Meeting, there
       are insufficient votes from the holders of
       Class A common stock, par value $0.0001 per
       share, and Class B Common Stock, par value
       $0.0001 per share, to approve the Charter
       Amendment Proposal and/or the Trust
       Amendment Proposal or (y) if the Company's
       ...(due to space limits, see proxy material
       for full proposal).



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Tidal ETF Trust
By (Signature)       /s/ Eric W Falkeis
Name                 Eric W Falkeis
Title                President
Date                 08/30/2023